As filed with the Securities and Exchange Commission on April 26, 2007

                                                              File No. 333-47862
                                                                      811-03488
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ---------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 11                                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 101                                                     |X|
                        (Check appropriate box or boxes.)

                             ---------------------

                   Phoenix Life Variable Accumulation Account
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)
                         Phoenix Life Insurance Company
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ---------------------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ---------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company

                                One American Row
                        Hartford, Connecticut 06102-5056

                               (Agent for Service)

                             ---------------------

It is proposed that this filing will become effective (check appropriate space):
        [ ]Immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]  On May 1, 2007 pursuant to paragraph (b) of Rule 485
        [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ]  On ________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                             ---------------------

   Title of Securities to be registered: Immediate Variable Annuity Contracts.

================================================================================

                                     PART A

                            PHOENIX INCOME CHOICE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
               ISSUED BY: PHOENIX LIFE INSURANCE COMPANY (PHOENIX)

PROSPECTUS                                                           MAY 1, 2007

    This prospectus describes a single Premium immediate fixed and variable annuity Contract offered to groups and individuals. The Contract offers a variety of variable investment options and one fixed investment options. You may allocate Premium and Contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Separate Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio(1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


      The Contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

      The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


      This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of Contents for the SAI appears on the last page of this prospectus. If you have any questions, please contact:


 [envelope]  PHOENIX LIFE INSURANCE COMPANY       [telephone]  TEL. 800/541-0171
             ANNUITY OPERATIONS DIVISION (AOD)
             PO Box 8027
             Boston, MA 02266-8027

                                TABLE OF CONTENTS

---------------------------------------------------------------
Heading                                                    Page
---------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................    8
FINANCIAL STATEMENTS......................................    8
PERFORMANCE HISTORY.......................................    9
THE IMMEDIATE ANNUITY.....................................    9
PHOENIX AND THE SEPARATE ACCOUNT .........................    9
THE VARIABLE INVESTMENT OPTIONS...........................    9
    Administrative, Marketing and Support Service Fees....   10
FIA.......................................................   10
PURCHASE OF CONTRACTS.....................................   10
OPTIONAL RIDER............................................   11

    Guaranteed Minimum Payment Rider......................   11
INTERNET, INTERACTIVE VOICE RESPONSE AND

TELEPHONE TRANSFERS ......................................   11
 MARKET TIMING AND OTHER DISRUPTIVE TRADING ..............   12
DEDUCTIONS AND CHARGES....................................   13
    Deductions from the Premium...........................   13
    Deductions from the Commuted Value....................   13
    Deductions from the Annuity Payments..................   13
    Deductions from the Separate Account..................   13
    Reduced Charges or Credit Additional Amounts for
      Eligible Groups....................................    13

DEATH BENEFIT.............................................   14
    Payment Upon Death Before the Annuity Start Date......   14
    Payment Upon Death On or After Annuity Start Date.....   14
THE ANNUITY PERIOD........................................   14
    Payment Options ......................................   14
    Other Conditions......................................   15
    Full and Partial Withdrawals..........................   15
    Determination of the Commuted Value...................   15
    Adjusted Commutation Rate.............................   15
SEPARATE ACCOUNT VALUATION PROCEDURES.....................   16
    Valuation Date........................................   16
    Valuation Period......................................   16
    Annuity Unit Value....................................   16
    Net Investment Factor.................................   16

MISCELLANEOUS PROVISIONS..................................   16
    Assignment............................................   16
    Payment Deferral .....................................   16
    Free Look Period......................................   16
    Amendments to Contracts...............................   17
    Substitution of Fund Shares...........................   17
    Ownership of the Contract.............................   17
FEDERAL INCOME TAXES......................................   17
    Introduction..........................................   17
    Income Tax Status.....................................   17
    Taxation of Annuities in General--Nonqualified Plans..   17
    Additional Considerations ............................   18
    Owner Control ........................................   19
    Diversification Standards.............................   19
    Taxation of Annuities in General--Qualified Plans ....   20

SALES OF CONTRACTS........................................   23
SERVICING AGENT...........................................   24
STATE REGULATION..........................................   24
REPORTS...................................................   24
VOTING RIGHTS.............................................   24
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   25

THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES..............   25
SAI TABLE OF CONTENTS.....................................   26
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1
APPENDIX D - ILLUSTRATIONS OF ANNUITY PAYMENTS
ASSUMING HYPOTHETICAL RATES OF RETURN.....................  D-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

ANNUITANT: The person on whose continuation of life this contract is issued. The annuitant may not be changed after the contract date.


ANNUITY START DATE: The Annuity Start Date is one month after the contract date and is the date that we use to calculate and make the first annuity payment. In addition, we will use the previous valuation date if the Annuity Start Date should fall on a non-valuation date.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed Annuity Payment and the variable annuity payment.

ANNUITY UNIT: A standard of measurement used in determining the amount of each annuity payment. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

ASSUMED INTEREST RATE: The rate that you select at purchase and is used to determine the variable payment option rate.

BENEFICIARY(IES): The individual(s) or entity(ies) named in the Contract to receive certain benefits.


CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.


CONTRACT DATE: The date by which the contract years and anniversaries are measured. The contract date must precede the death of any owner, annuitant and joint annuitant.


CONTRACT YEAR: Each 12-month period starting with the contract date and each contract anniversary thereafter.

FIA: The Fixed Income Allocation is an investment option within our general account.

FINAL PAYMENT DATE: The date on which the last period certain annuity payment is scheduled to be made.

FIXED ANNUITY PAYMENT: The fixed annuity payments are funded by the FIA.

JOINT ANNUITANT: The contract will only have a joint annuitant if the payment option provides for a survivor. The joint annuitant is one of the lives upon whose continuation of life this contract is issued. The joint annuitant may not be changed after the contract date.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

OWNER (OWNER, YOU, YOUR): The individual or entity who possesses all rights under the contract. One or more owners are possible.

PAYEE: The person named to receive annuity payments.

PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity.

PERIOD CERTAIN CHANGE DATE: The date of the most recent change, if any, of the period certain.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

UNDERLYING INTEREST RATE: The interest rate used to calculate fixed payment option rate.

VARIABLE ANNUITY PAYMENT: The variable annuity payments are funded by one or more subaccounts and may vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES
Withdrawal Charge(1) (as a percentage of withdrawal amount)
              Contract                           Withdrawal
                Year                               Charge
                ----                               ------
                 1..............................   7%
                 2..............................   6%                           This table describes the fees and expenses that you
                 3..............................   5%                           will pay at the time that you make full or partial
                 4..............................   4%                           withdrawals or transfer annuity units between the
                 5..............................   3%                           subaccounts. State premium taxes may also be
                 6..............................   2%                           deducted.
                 7..............................   1%
                 8+.............................  None
Transfer Charge(2)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PAYMENT CHARGE
      Maximum(3)......................................    $24
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                                  This table describes the fees and expenses that you
percentage of average Separate Account value)                                   will pay periodically while you own the contract,
      Maximum Risk and Administrative Fee.............   1.25%                  not including annual fund fees and expenses.
      Maximum Additional Separate Account Expense.....    None
      Maximum Total Separate Account Expense..........   1.25%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                                  This table shows the minimum and maximum (before
                                      Minimum      Maximum                      any reimbursements) total operating expenses for
                                      -------      -------                      the year ended 12/31/06, charged by the fund
                                                                                companies that you may pay periodically during the
Total Annual Fund Operating Expenses                                            time that you own the contract. More detail
(management fees, 12b-1 fees and other                                          concerning the funds' fees and fund operating
expenses deducted from the fund assets) .0.28%       5.12%                      expenses can be found after the Expense Examples
                                                                                and in the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       OPTIONAL BENEFIT FEES
                                                       ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual
             Separate Account Expenses.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM PAYMENT RIDER (as a percentage of average Separate Account value)
Maximum Risk and Administrative Fee (4)     1.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES
                                                                                These examples are intended to help you compare the
If you withdrawal your remaining commuted value at the end of the applicable    cost of investing in the contract with the cost of
time period, your costs would be:                                               investing in other immediate annuity contracts.
                                                                                These costs include contract owner transaction
                                                                                expenses, contract fees, separate account annual
             1 Year   3 Years    5 Years    10 Years                            expenses, maximum of all applicable riders and
             ---------------------------------------                            benefit fees, and the maximum fund fees and
             $1,429    $2,636     $3,777      $6,560                            expenses that were charged for the year ended
                                                                                12/31/06. The examples assume that you invest
                                                                                $10,000 in the contract for the time periods
If you do not withdraw your remaining commuted value at the end                 indicated. The examples also assume that your
of the applicable time period, your costs would be:                             investment has a 5% return each year and assumes
                                                                                the maximum fees and expenses of any of the funds.
                                                                                Your actual costs may be higher or lower based on
            1 Year    3 Years    5 Years    10 Years                            these assumptions.
            ----------------------------------------
              $729     $2,136     $3,477      $6,560

------------------------------------------------------------------------------------------------------------------------------------

(1) A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8th Contract Year. See "Deductions from the Commuted Value--Withdrawal Charges."
(2) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each Contract Year.
(3) The annual payment charge is deducted from each Annuity Payment in equal amounts up to the maximum $24 per Contract Year. See "Deduction from Annuity Payments."

(4) The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. See "Guaranteed Minimum Payment Rider."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


OVERVIEW
    The contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable annuity payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum premium is $35,000.

[diamond] Premiums greater than $1,000,000 require authorization.

ALLOCATION OF PREMIUM AND CONTRACT VALUE

[diamond] You may choose to allocate your premium among one or more of the subaccounts and/or to the FIA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund.


[diamond] You may make transfers between the subaccounts.

[diamond] We do not permit transfers to or from the FIA.

[diamond] Variable annuity payments are not guaranteed will vary based on investment performance of the subaccounts.

WITHDRAWALS
[diamond] You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D, and F Payment Option Funds available only with Contracts issued prior to May 10, 2004. You may not make any withdrawals under any other Payment Options. Please refer to "Deductions and Charges--Withdrawal Charges" for more information.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Full or Partial Withdrawals."

DEATH BENEFIT
[diamond] We calculate the death benefit differently under each payment option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM
[diamond] Withdrawal charges may occur when you request a full or partial withdrawal prior to the 8th contract year. This charge is intended to recoup the costs incurred in issuing the contract. This charge is intended to recoup the costs incurred in issuing the contract. Withdrawal charges are not taken upon the death of the annuitant. A declining withdrawal charge is assessed on withdrawals based on the date the contract year:

--------------------------------------------------------------------------------
Percent                      7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------
Age of Premium in Complete    1     2     3     4     5     6     7    8+
Years
--------------------------------------------------------------------------------

[diamond] Taxes on premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium--Tax" and Appendix B.

FROM ANNUITY PAYMENTS

[diamond] Payment Charge--maximum of $24 each year and deducted from each annuity payment in equal amounts.

[diamond] Transfer Charge--currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Risk and Administrative fee--varies based on the election of the Guaranteed Minimum Payment Rider. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    If for any reason you are not satisfied with the contract, you may return it within 10 days after you receive it and cancel the contract. You will receive a refund of premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the subaccounts as of the date of cancellation. See "Free Look Period" for more information.

MINIMUM PAYMENT
    If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

    More information, including the Separate Account and Company financial statements, is in the Statement of Additional Information ("SAI") and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or assets held in the Fixed Income Allocation account.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for 1 year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------

    Phoenix issues the immediate variable and fixed annuity contract. If variable annuity payments are elected, the amounts held under a contract will be invested in the Separate Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. The owner under a contract bears the risk of investment gain or loss rather than Phoenix. However, you may allocate all or part of your premium to the FIA, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified, fixed annuity payments.

    You control the investment objective of the contract on an ongoing basis by reallocating the annuity units among the subaccounts. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the subaccounts.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a Separate Account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "Separate Account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Separate Account or Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the FIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all general account insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any Separate Account such as the Separate Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.


    For additional information concerning the available investment options, please see Appendix A.


FIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate all or a portion of the premium to the FIA. Premium allocated to the FIA will become part of Phoenix's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

MINIMUM PREMIUM
    Generally, we require a minimum premium of $35,000. The initial payment is due and payable before the contract becomes effective.


    For certain eligible groups we may reduce the minimum premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the makeup and size of the prospective group; and
(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION
    The premium received under the contract will be allocated, in any combination to any subaccount and/or the FIA in the proportion specified when you purchased the contract, upon receipt.

    We will credit annuity units for each subaccount and/or FIA you selected when you purchased the contract.

GENERAL INFORMATION
    Usually, a contract may not be purchased for a proposed annuitant or joint annuitant who is 90 years of age or older. A premium of more than $1,000,000 cannot be made without our permission.


OPTIONAL RIDER
--------------------------------------------------------------------------------

    You may elect additional benefits that are available under your contract. More details will be included in the form of a rider to your contract if any of these benefits are chosen. The following benefit is currently available (if approved in your state).

GUARANTEED MINIMUM PAYMENT RIDER
    This rider is only available when you purchase your contract. It guarantees that each annuity payment will never be less than the guaranteed minimum annuity payment amount. This rider terminates seven years following the Annuity Start Date.

    The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the annuitant or joint annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

    The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the Contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.

    If you select this rider, you must also select one of the following Payment
Options: A, B, C, D or E. The FIA is not available under this rider. We have the right to add and/or substitute the subaccounts available, subject to approval by the SEC and where required, other regulatory authority. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.

    For contracts issued before May 10, 2004, the guaranteed minimum payment amount is equal to the first payment. The rider terminates when the base contract terminates. If you select this rider, you must also select the 3.0% Assumed Interest Rate. Option E is only available with a specified period certain of 10 to 30 years.

    For contracts issued on or after May 10, 2004, the guaranteed minimum payment amount is calculated on the contract date and is equal to the premium multiplied by the variable payment option rate. This rider terminates seven years following the Annuity Start Date. If you select this rider, you must also select the 2.5% Assumed Interest Rate. Payment Option E is only available with a specified period certain of 15 to 30 years. If you have chosen Payment Option E, you may not change the period certain while the rider is in effect.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------


    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.


    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


    After the Annuity Start Date, you may request a transfer of all or a portion of the Annuity Units of the subaccounts between and among the available subaccounts. The number of Annuity Units will change as a result of any transfer. Transfers may not be made to or from the FIA.


    You may request transfers by submitting a written request or calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange privileges may be modified or terminated at any time a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases, you should submit written instructions.


    No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers, however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

For more information, see "Market Timing and Other Disruptive Trading".


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes Disruptive Trading that may disadvantage or potentially harm the rights or interests of other policy owners.

    Disruptive Trading includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE PREMIUM

TAX
    Any tax charged by a state or municipality on premium, whether or not characterized as premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on the premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix B.

DEDUCTIONS FROM THE COMMUTED VALUE

WITHDRAWAL CHARGES
    A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the contract year that the withdrawal is made. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:

--------------------------------------------------------------------------------
 Percent                      7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------
 Age of Premium in Complete    1     2     3     4     5     6     7    8+
 Years
--------------------------------------------------------------------------------

    Phoenix will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

DEDUCTIONS FROM THE ANNUITY PAYMENTS

PAYMENT CHARGE
    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual payment charge is $24 each year. It is deducted from each annuity payment in equal amounts.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

RISK AND ADMINISTRATIVE FEE
    We make a daily deduction from each subaccount for the risk and administrative fee. The current fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS FOR ELIGIBLE GROUPS
    We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the Contracts are made to certain eligible groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of the premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

    Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract year among the subaccounts. However, we reserve the right to change our policy limiting the number of transfers made each contract year.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


DEATH BENEFIT
--------------------------------------------------------------------------------

PAYMENT UPON DEATH BEFORE THE ANNUITY START DATE

DEATH BENEFIT
    If any owner, annuitant or joint annuitant should die before the Annuity Start Date, the death benefit will equal the premium received plus any increase or minus any decrease on the premium allocated to the subaccounts.

DEATH OF OWNER
    If the only owner dies before the Annuity Start Date, the death benefit will be paid to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If there are multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies).

DISTRIBUTION ON DEATH OF OWNER
    Any beneficiary, who is a natural person, may, within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.

PAYMENT UPON DEATH ON OR AFTER THE ANNUITY START DATE
    If the only owner dies on or after the Annuity Start Date, any remaining payments will be paid to the payee as if there had been no death. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

    If there are multiple owners and one or more owner dies on or after the Annuity Start Date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant dies on or after the Annuity Start Date, the payment option will determine if annuity payments stop, continue or if a refund will be paid.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning on the Annuity Start Date and during which we make payments to you.

PAYMENT OPTIONS
    When you purchase the contract, you must choose among the available payment options subject to state insurance department approval. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Premium allocated to the FIA will provide fixed annuity payments.

    Annuity payments begin on the Annuity Start Date. The level of annuity payments will depend on the payment option selected and factors such as the age and sex of the annuitant, the payment option, and the payment frequency. The longer the duration of annuity payments, the smaller the payment amount. Conversely, shorter durations lead to comparatively larger annuity payments. Likewise, increased payment frequency reduces annuity payment amounts; while less frequent payments will result in comparatively larger annuity payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    You must select the Assumed Interest Rate for your variable annuity payments at the time of purchase. The current available rates are 3%, 5% or 6% (subject to state availability) on an annual basis. It is used to calculate the variable payment option rate and is the smallest net rate of investment return required ensuring that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the Assumed Interest Rate and the actual investment performance of each subaccount. Although choosing a higher Assumed Interest Rate will generate a higher first variable annuity payment than choosing a lower Assumed Interest Rate, a contract with a higher Assumed Interest Rate must earn a higher net rate of investment return than a contract with a lower Assumed Interest Rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an Assumed Interest Rate.

    The following descriptions allow you to compare the basic differences of our currently available payment options.

OPTION A--SINGLE LIFE ANNUITY
    Provides annuity payments during the lifetime of the annuitant. Annuity payments stop with the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments during the lifetime of the annuitant. If the annuitant dies during the period certain, the annuity payments will continue for the remainder of the period certain.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
    Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving annuitant.

OPTION D--JOINT SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of he annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving annuitant but not prior to the end of the period certain.

OPTION E--ANNUITY FOR A SPECIFIED PERIOD CERTAIN
    Provides annuity payments for a specified period of time whether the annuitant lives or dies. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.

OPTION F--LIFE EXPECTANCY ANNUITY
    Not available for contracts issued on or after May 10, 2004.

    For contracts issued prior to May 10, 2004, this option provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value by the annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

OPTION G--UNIT REFUND LIFE ANNUITY
    Provides annuity payments during the lifetime of the annuitant. Upon the death of the annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.

OTHER OPTIONS AND RATES
    We may offer other payment options or alternate versions of the options listed above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life or life expectancy the lives of the participant and a designated Beneficiary or a period certain not extending beyond the life expectancy of the participant or the joint life and last survivor life expectancy of the participant and a designated Beneficiary. designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). Any payment options elected under regular or SIMPLE IRA Contracts must also meet federal income tax distribution requirements.

    If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.

FULL AND PARTIAL WITHDRAWALS
    Full or partial withdrawals are available under Payment Options B, D, E or F (Payment Option F was available only with Contracts issued prior to May 1, 2004). You must send a written request for withdrawals to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts.

    If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the annuity units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

    Under Payment Option F (available only with contracts issued prior to May 10, 2004), you may withdraw, less any applicable surrender charge, all or part of the contract value. Withdrawals under Payment Option F will reduce the contract value and will affect the amount of future annuity payments.

    There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

DETERMINATION OF THE COMMUTED VALUE
    The commuted value equals the present value of any remaining period certain annuity payments. Variable annuity payments will be commuted at the Assumed Interest Rate. Fixed annuity payments will be commuted at the Underlying Interest Rate for contracts issued before July 24, 2001 or in states where the associated contract amendment was not approved. Fixed annuity payments will be commuted at the adjusted commutation rate for contracts issued after July 24, 2001. For contracts issued after May 1, 2004, commutation of fixed annuity payments may not be available in all states.

ADJUSTED COMMUTATION RATE
    The adjusted commutation rate equals the Underlying Interest Rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the Underlying Interest Rate on the contract date. We will furnish the Underlying Interest Rate upon request.

RI IS DETERMINED AS FOLLOWS:
[diamond] RI is the interest rate swap yield for the issue duration as of the later of the Contract Date or the Period Certain Change Date.

[diamond] The issue duration equals 1 plus the number of whole years from the later of the contract date or the Period Certain Change Date until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

RC IS DETERMINED AS FOLLOWS:
[diamond] RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.

[diamond] The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.


SEPARATE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ANNUITY UNIT VALUE
    The annuity unit value equals the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the Assumed Interest Rate. The annuity unit value of the FIA equals 1.000 on any valuation date.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Our Annuity Operations Division will ordinarily make payment of any withdrawal requests in a single sum within seven days after receipt of the written request. However, we may postpone the processing of any such transactions attributable to the Separate Account at times (a) when the NYSE is closed for trading, except normal holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the commuted value, or (d) when a governmental body having jurisdiction over the Separate Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return your contract for any reason within 10 days and receive, a refund of the premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the subaccounts as of the date of cancellation. If applicable state law requires, we will return the full amount of the premium we received less any annuity payments and withdrawals. (A longer free look period may be required by your state.)

    Your premium will automatically be applied to the various subaccounts and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in the judgment of Phoenix's management, one or more of the one or more of the series of the funds may become unsuitable for investment by owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is the owner and is entitled to exercise all the rights under the contract. However, the owner may be an individual, entity or the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity payment option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.


MULTIPLE CONTRACTS

    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.



OWNER CONTROL

    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the Separate Accounts. You can allocate account values from one fund of the Separate Account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the Separate Account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the Contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The Contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this Contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance Contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the Contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity Contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity Contracts are commonly referred to as TSAs.


    Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.


     Code Section 403(b)(11) applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract value may be requested only if we make loans available with the Contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days);
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the contracts but are exempt from registration. Applications for the contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the contract in all jurisdictions where it is licensed to do business and where the contract is approved. The contracts are offered on a continuous basis.

COMPENSATION
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.


    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your contract.


    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.



SERVICING AGENT

--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
               YEAR ENDED                       TOTAL ADMINISTRATIVE
              DECEMBER 31,                        SERVICE FEE PAID
----------------------------------------------------------------------------
                  2004                              $2.2 Million
----------------------------------------------------------------------------
                  2005                              $1.9 Million
----------------------------------------------------------------------------

                  2006                              $1.5 Million

----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its general account and Separate Accounts. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets of the Separate Account are allocated to subaccounts that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal Owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from Owners of the Contracts.

    We intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which we have not received instructions from Owners in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.

    Matters on which Owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the Owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal of a Contract prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix. The Table of Contents of the SAI is set forth below:


[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History for Contracts
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital    Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                            LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                       Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration            Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                        Investment Advisory  Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital      Investment Advisory Services, LLC
                                             growth
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration    Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                            Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                   PURCHASE PREMIUM     ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                   ----------------     -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)          3.00


NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges - Tax."



--------------------------------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase Premium payments are taxed upon Premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                SUBACCOUNT           SUBACCOUNT                UNITS
                                                                UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                 BEGINNING              END                END OF PERIOD
               SUBACCOUNT                                        OF PERIOD            OF PERIOD             (THOUSANDS)
----------------------------------------------------------- -------------------- -------------------- -------------------------
PHOENIX-VAN KAMPEN EQUITY 500 INDEX WITH
GUARANTEED MINIMUM PAYMENT RIDER(1)
=========================================================== ==================== ==================== =========================

From 9/24/01* to 12/31/01                                         $1.000               $0.941                  1,302
From 1/1/02 to 12/31/02                                           $0.941               $0.702                  6,647
From 1/1/03 to 12/31/03                                           $0.702               $0.866                  10,296
From 1/1/04 to 12/31/04                                           $0.866               $0.930                  9,543
From 1/1/05 to 12/31/05                                           $0.930               $0.943                  9,094
From 1/1/06 to 12/31/06                                           $0.943               $1.053                  7,554

PHOENIX MONEY MARKET

=========================================================== ==================== ==================== =========================

From 5/23/02* to 12/31/03                                         $1.000               $1.011                   185
From 1/1/03 to 12/31/03                                           $1.011               $1.006                   283
From 1/1/04 to 12/31/04                                           $1.006               $1.001                    72
From 1/1/05 to 12/31/05                                           $1.001               $1.014                    51
From 1/1/06 to 12/31/06                                           $1.014               $1.046                    30

PHOENIX MULTI-SECTOR FIXED INCOME

=========================================================== ==================== ==================== =========================

From 1/1/04 to 12/31/04                                           $1.256               $1.325                    6
From 1/1/05 to 12/31/05                                           $1.325               $1.332                    5
From 1/1/06 to 12/31/06                                           $1.332               $1.406                    3


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=========================================================== ==================== ==================== =========================

From 9/12/03* to 12/31/03                                         $1.000               $1.120                    9
From 1/1/04 to 12/31/04                                           $1.120               $1.146                    7
From 1/1/05 to 12/31/05                                           $1.146               $1.155                    5
From 1/1/06 to 12/31/06                                           $1.155               $1.188                    3


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=========================================================== ==================== ==================== =========================

From 4/15/05* to 12/31/05                                         $1.000               $1.022                    6
From 1/1/06 to 12/31/06                                           $1.022               $1.103                    4

*   Date subaccount began operations.
(1) Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 1, 2004.

APPENDIX D - ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN
--------------------------------------------------------------------------------

    The following illustrations have been prepared to show how investment performance affects variable Annuity Payments over time. The monthly Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the Contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly Annuity Payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable Annuity Payments will also fluctuate. The amount of Annuity Payments received will depend on cumulative investment returns, how long the Annuitant lives and the Payment Option chosen.

    The Assumed Interest Rate will also affect the amount of variable Annuity Payments. Payments will increase from one Payment Calculation Date to the next if the net investment factor is greater than the Assumed Interest Rate, and will decrease if the net investment factor is less than the Assumed Interest Rate.

    Each of the following illustrations has a different Assumed Interest Rate. The Assumed Interest Rates of 2.5% (available only if the Guaranteed Minimum Payment Rider is elected), 3%, 5% and 6% are highlighted on each illustration page.


    The monthly Annuity Payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.99% of the average daily net assets. This is a weighted average of the fund expenses shown in the Annual Fund Expenses table (see "Summary of Expenses"). While the expense reimbursement arrangements described are expected to continue at least through 2007, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.22%, 3.71% and 9.63%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each variable Annuity Payment.

-----------------------------------------------------------------------------------------------------------------------------------

                                              PHOENIX INCOME CHOICE


                                        INITIAL ANNUITY DATE:   JANUARY 1, 2007

                     INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                              PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                                 FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                                       ASSUMED INTEREST RATE:   2.50%

                                         AVERAGE EXPENSE FEE:   0.28%

                                 RISK AND ADMINISTRATIVE FEE:   2.25%


-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:              0.00%                   6.00%                   12.00%
                      ANNUAL RATE OF INTEREST AFTER EXPENSES:             -2.50%                   3.37%                    9.24%

         PAYMENT CALCULATION DATE                                                          ANNUAL PAYMENTS

-----------------------------------------------------------------------------------------------------------------------------------

           January 1, 2007                                                $1,000                  $1,000                   $1,000
           January 1, 2008                                                $1,000                  $1,008                   $1,066
           January 1, 2009                                                $1,000                  $1,017                   $1,136
           January 1, 2010                                                $1,000                  $1,026                   $1,210
           January 1, 2011                                                $1,000                  $1,034                   $1,290
           January 1, 2012                                                $1,000                  $1,043                   $1,375
           January 1, 2013                                                $1,000                  $1,052                   $1,465
           January 1, 2014                                                  $951                  $1,061                   $1,561
           January 1, 2015                                                  $905                  $1,070                   $1,664
           January 1, 2016                                                  $861                  $1,079                   $1,773
           January 1, 2017                                                  $819                  $1,088                   $1,890
           January 1, 2018                                                  $779                  $1,097                   $2,014
           January 1, 2019                                                  $741                  $1,107                   $2,146
           January 1, 2020                                                  $705                  $1,116                   $2,287
           January 1, 2021                                                  $670                  $1,125                   $2,437
           January 1, 2022                                                  $638                  $1,135                   $2,598
           January 1, 2023                                                  $607                  $1,144                   $2,768
           January 1, 2024                                                  $577                  $1,154                   $2,950
           January 1, 2025                                                  $549                  $1,164                   $3,144
           January 1, 2026                                                  $522                  $1,174                   $3,351

-----------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

---------------------------------------------------------------------------------------------------------------------------------

                                                  PHOENIX INCOME CHOICE

                                      INITIAL ANNUITY START DATE:   JANUARY 1, 2007

                         INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                                  PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                                     FREQUENCY OF ANNUITY INCOME:   ANNUALLY

                                           ASSUMED INTEREST RATE:   3.00%

                                             AVERAGE EXPENSE FEE:   0.93%

                                     RISK AND ADMINISTRATIVE FEE:   1.25%


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                         ANNUAL RATE OF INTEREST BEFORE EXPENSES:        0.00%                     6.00%                12.00%
                          ANNUAL RATE OF INTEREST AFTER EXPENSES:       -2.16%                     3.76%                 9.69%

           PAYMENT CALCULATION DATE                                                     ANNUAL PAYMENTS

---------------------------------------------------------------------------------------------------------------------------------

               January 1, 2007                                          $1,000                    $1,000                $1,000
               January 1, 2008                                            $950                    $1,007                $1,065
               January 1, 2009                                            $902                    $1,015                $1,134
               January 1, 2010                                            $857                    $1,022                $1,208
               January 1, 2011                                            $814                    $1,030                $1,286
               January 1, 2012                                            $773                    $1,038                $1,370
               January 1, 2013                                            $735                    $1,045                $1,459
               January 1, 2014                                            $698                    $1,053                $1,554
               January 1, 2015                                            $663                    $1,061                $1,654
               January 1, 2016                                            $630                    $1,069                $1,762
               January 1, 2017                                            $598                    $1,077                $1,876
               January 1, 2018                                            $568                    $1,085                $1,998
               January 1, 2019                                            $540                    $1,093                $2,128
               January 1, 2020                                            $513                    $1,101                $2,266
               January 1, 2021                                            $487                    $1,109                $2,414
               January 1, 2022                                            $463                    $1,117                $2,570
               January 1, 2023                                            $439                    $1,126                $2,737
               January 1, 2024                                            $417                    $1,134                $2,915
               January 1, 2025                                            $396                    $1,142                $3,104
               January 1, 2026                                            $377                    $1,151                $3,306

---------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

---------------------------------------------------------------------------------------------------------------------------------

                                                 PHOENIX INCOME CHOICE

                                     INITIAL ANNUITY START DATE:     JANUARY 1, 2007

                        INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:     $1,000

                                                 PAYMENT OPTION:     20 YEAR SPECIFIED PERIOD

                                    FREQUENCY OF ANNUITY INCOME:     ANNUALLY

                                          ASSUMED INTEREST RATE:     5.00%

                                            AVERAGE EXPENSE FEE:     0.93%

                                    RISK AND ADMINISTRATIVE FEE:     1.25%


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                        ANNUAL RATE OF INTEREST BEFORE EXPENSES:        0.00%                     6.00%                  12.00%
                         ANNUAL RATE OF INTEREST AFTER EXPENSES:       -2.16%                     3.76%                   9.69%

          PAYMENT CALCULATION DATE                                                     ANNUAL PAYMENTS

---------------------------------------------------------------------------------------------------------------------------------

              January 1, 2007                                          $1,000                    $1,000                  $1,000
              January 1, 2008                                            $932                      $988                  $1,045
              January 1, 2009                                            $868                      $977                  $1,091
              January 1, 2010                                            $809                      $965                  $1,140
              January 1, 2011                                            $754                      $954                  $1,191
              January 1, 2012                                            $702                      $943                  $1,244
              January 1, 2013                                            $655                      $931                  $1,300
              January 1, 2014                                            $610                      $921                  $1,358
              January 1, 2015                                            $568                      $910                  $1,419
              January 1, 2016                                            $530                      $899                  $1,482
              January 1, 2017                                            $493                      $888                  $1,548
              January 1, 2018                                            $460                      $878                  $1,617
              January 1, 2019                                            $428                      $868                  $1,690
              January 1, 2020                                            $399                      $857                  $1,765
              January 1, 2021                                            $372                      $847                  $1,844
              January 1, 2022                                            $347                      $837                  $1,926
              January 1, 2023                                            $323                      $828                  $2,012
              January 1, 2024                                            $301                      $818                  $2,102
              January 1, 2025                                            $280                      $808                  $2,196
              January 1, 2026                                            $261                      $799                  $2,294

---------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

----------------------------------------------------------------------------------------------------------------------------------

                                             PHOENIX INCOME CHOICE

                                 INITIAL ANNUITY START DATE:     JANUARY 1, 2007

                    INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:     $1,000

                                             PAYMENT OPTION:     20 YEAR SPECIFIED PERIOD

                                FREQUENCY OF ANNUITY INCOME:     ANNUALLY

                                      ASSUMED INTEREST RATE:     6.00%

                                        AVERAGE EXPENSE FEE:     0.93%

                                RISK AND ADMINISTRATIVE FEE:     1.25%


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                    ANNUAL RATE OF INTEREST BEFORE EXPENSES:             0.00%                     6.00%                  12.00%
                     ANNUAL RATE OF INTEREST AFTER EXPENSES:            -2.16%                     3.76%                   9.69%

       PAYMENT CALCULATION DATE                                                          ANNUAL PAYMENTS

----------------------------------------------------------------------------------------------------------------------------------


          January 1, 2007                                               $1,000                    $1,000                  $1,000
          January 1, 2008                                                 $923                      $979                  $1,035
          January 1, 2009                                                 $852                      $958                  $1,071
          January 1, 2010                                                 $786                      $938                  $1,108
          January 1, 2011                                                 $726                      $918                  $1,147
          January 1, 2012                                                 $670                      $899                  $1,187
          January 1, 2013                                                 $618                      $880                  $1,228
          January 1, 2014                                                 $571                      $861                  $1,271
          January 1, 2015                                                 $527                      $843                  $1,315
          January 1, 2016                                                 $486                      $825                  $1,361
          January 1, 2017                                                 $449                      $808                  $1,408
          January 1, 2018                                                 $414                      $791                  $1,457
          January 1, 2019                                                 $382                      $774                  $1,508
          January 1, 2020                                                 $353                      $758                  $1,560
          January 1, 2021                                                 $326                      $742                  $1,615
          January 1, 2022                                                 $301                      $726                  $1,671
          January 1, 2023                                                 $278                      $711                  $1,729
          January 1, 2024                                                 $256                      $696                  $1,789
          January 1, 2025                                                 $236                      $681                  $1,852
          January 1, 2026                                                 $218                      $667                  $1,916

----------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                     PART B

                            PHOENIX INCOME CHOICE(R)

                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027



                                   MAY 1, 2007


 This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company (Phoenix) at the above address or by calling 800/541-0171.




                                  TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

Phoenix Life Insurance Company...................................         2

Underwriter......................................................         2


Services.........................................................         2


Performance History for Contracts................................         2

Calculation of Yield and Return..................................         7

Calculation of Annuity Payments .................................         8

Experts .........................................................         8

Separate Account Financial Statements............................      SA-1

Company Financial Statements.....................................       F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-8299. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation (PEPCO), an indirect, wholly owned subsidiary of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT


    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 Million
----------------------------------------------------------------------------
                  2005                               $1.9 Million
----------------------------------------------------------------------------

                  2006                               $1.5 Million

----------------------------------------------------------------------------


OTHER SERVICE PROVIDERS
    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


----------------------------------------------------------------------------

        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                                 $ 98,275
----------------------------------------------------------------------------
                  2005                                 $ 86,000
----------------------------------------------------------------------------
                  2006                                 $101,000

----------------------------------------------------------------------------


PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges, except for taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT                        INCEPTION        1 YEAR       5 YEARS     10 YEARS     SINCE
                                                                      DATE*                                              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001        -2.07%        1.97%                   1.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                              1.65%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004         2.82%                                6.31%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000        10.74%        3.75%                  -3.88%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/29/2001         7.04%        4.02%                   5.32%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999        -4.20%        2.33%                   3.87%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999         2.38%        7.41%                   3.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000         3.16%        9.98%                   4.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000        -3.05%        2.56%                  -2.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000        -1.64%       -0.37%                  -5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                              4.08%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005         7.58%                               10.29%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005         0.93%                                3.39%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005         8.77%                               11.09%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005         3.79%                               11.20%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                        5/1/2000         9.86%        8.38%                   8.83%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                            -10.35%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                             -1.38%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                             -5.37%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                             -0.64%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                             -7.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/31/1982        -5.11%       -0.58%        0.31%      9.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998         8.68%        4.16%                   4.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998        -4.21%       -1.76%                   3.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982        -3.93%        0.06%        2.15%      3.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982        -1.53%        6.07%        5.03%      7.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003        -2.64%                                1.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984         4.24%        3.62%        6.69%      9.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990        18.75%       13.59%        7.90%      7.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002        10.92%                               17.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995        28.32%       25.06%       15.07%     17.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                              4.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                              1.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                             -2.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                              0.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998         6.44%       12.12%                   7.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000         8.25%       13.32%                  14.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998        12.35%        4.97%                   7.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997         5.75%        2.73%                   3.87%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                            -11.47%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                             -5.50%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                             -3.68%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003        -0.28%                               -3.24%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003        10.75%                               14.45%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003         2.96%                               12.30%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996        19.45%       23.62%        3.83%      3.82%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992        12.89%        9.45%        6.52%      8.73%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                             11/28/1988        12.56%       11.02%        8.08%      9.25%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                     5/1/2000        13.25%        8.78%                   7.04%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                              0.24%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999        27.26%       16.85%                  14.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995        28.41%       20.89%       13.71%     17.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999        11.17%       11.93%                  13.70%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995        -0.51%        9.25%       10.36%     13.72%

------------------------------------------------------------------------------------------------------------------------------------


*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                                NON-STANDARDIZED ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997     1998     1999     2000     2001       2002    2003    2004    2005      2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%   17.82%   42.82%  -12.01%  -24.24%   -25.30%   27.90%   5.29%   7.48%    4.97%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%   26.10%   32.58%  -15.62%  -23.80%   -16.63%   22.88%   7.61%   4.01%   15.25%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                        -12.21%   25.74%  12.40%   6.28%    9.86%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                 18.19%   55.87%   75.85%  -25.78%  -16.99%   -34.74%   33.04%   6.83%  13.02%   17.78%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.12%   18.89%  -10.36%  -13.30%   -23.29%   26.56%   9.21%   3.37%   14.08%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                              7.23%    6.32%   -1.83%    9.61%    5.69%     7.68%    1.09%   2.32%   0.76%    2.84%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
  - Primary Shares                          12.42%    1.42%    1.05%  -10.15%    0.10%     0.12%   20.69%   9.08%   1.38%    9.42%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.32%   22.61%   -7.87%  -13.47%   -10.56%   26.75%  13.90%  15.39%   10.20%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                          22.96%    2.89%  -18.21%  -15.52%   -22.89%   28.04%   5.72%   7.50%    3.99%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.65%   35.58%  -12.17%  -18.76%   -31.07%   31.12%   1.97%   4.36%    5.40%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                                                                 6.95%     8.83%    3.76%   3.02%   0.82%    3.01%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.95%   -0.50%    -1.84%   30.08%  12.44%   0.35%   16.77%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.42%    3.82%   19.55%   17.15%   -18.70%   35.52%  13.46%   2.70%   14.62%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                       6.58%   16.54%   6.54%   0.05%    7.97%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%   11.48%   15.29%   14.34%   -7.88%   -19.05%   29.39%  11.25%   1.96%   15.81%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.55%    6.70%   -10.91%   23.21%  22.50%   6.88%   10.83%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               15.98%   -1.43%   12.17%   11.85%    5.70%   -12.91%   23.58%  11.22%   9.18%   16.90%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                            23.51%  10.48%   1.62%    3.94%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                            29.76%  14.11%   6.81%   11.61%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                 -27.99%   29.07%   5.29%   3.56%    6.34%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.27%   -23.33%   41.09%  17.40%  12.65%   15.90%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                -16.97%   42.45%  17.70%   8.36%   13.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.59%   28.41%   28.08%  -18.81%  -35.41%   -25.75%   24.91%   3.66%   2.42%    1.93%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.56%   -7.77%   -9.32%   -23.48%   25.87%   9.09%   3.50%   15.72%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.84%   12.34%  -26.07%   -33.34%   27.22%   5.39%   2.88%    2.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.88%    3.80%    3.53%    4.73%    2.52%     0.15%   -0.57%  -0.47%   1.30%    3.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
  Series                                     9.71%   -5.34%    4.15%    5.16%    4.76%     8.62%   13.14%   5.50%   0.52%    5.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
  Bond Series                                                                                               4.02%   0.10%    4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.25%   19.30%    9.88%   -0.66%    0.59%   -12.68%   18.38%   6.12%   0.52%   11.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.66%   26.35%   27.91%  -16.86%  -25.00%   -15.87%   30.22%  19.27%  17.09%   25.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              51.47%   0.85%  14.20%   17.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                         20.55%  -22.19%    3.48%   29.18%    5.28%    10.68%   36.54%  33.01%  13.66%   35.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                     -11.40%   15.46%   21.45%    -9.69%   39.21%  18.90%   6.39%   13.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                        14.31%    -9.68%   42.06%  21.14%   6.12%   15.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.79%   30.55%  -18.99%   -22.91%   22.33%  11.50%   4.11%   19.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           30.05%   17.36%  -12.57%  -13.01%   -24.64%   24.65%   8.46%   2.40%   12.79%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
  Long  Bond Fund                                                                                         -11.78%  -6.42%    6.76%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.45%   21.73%  -21.29%  -24.54%   -36.52%   37.46%  13.19%   2.67%   17.79%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                          28.28%   9.33%  12.29%   10.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund                                     -30.26%  -22.03%   51.41%  -32.89%   -9.24%    -1.40%   51.08%  23.15%  25.84%   26.49%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.25%    7.69%   21.72%   -3.58%  -17.05%   -19.58%   30.56%  17.05%   8.80%   19.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.86%    4.78%   21.03%   -1.19%  -11.08%    -5.58%   30.31%  14.27%   2.26%   19.60%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            11.81%    7.35%   19.34%    0.22%   -2.54%   -19.51%   30.49%  14.58%   7.51%   20.29%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.13%   6.05%   11.18%

-----------------------------------------------------------------------------------------------------------------------------------


                                                NON-STANDARDIZED ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997     1998     1999     2000     2001       2002    2003    2004    2005      2006
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.80%  -27.54%   -16.35%   39.47%  22.78%  14.98%   34.30%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.69%   14.89%  123.71%  -28.75%  -22.26%   -14.91%   47.01%  28.64%  20.01%   35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.10%    7.72%    -8.77%   29.09%  17.81%   9.11%   18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.83%    7.34%   23.53%   -9.31%    9.99%   -17.85%   41.43%  16.85%   9.87%    6.53%

------------------------------------------------------------------------------------------------------------------------------------


        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the Separate Account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


    Example Calculation: the following is an example of how return/yield calculations for the Phoenix Money Market Subaccount are calculated, based on the 7-day period ending December 29, 2006:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:......               1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:..............               1.000635

Calculation:

   Ending account value..................................               1.000635
   Less beginning account value..........................               1.000000
   Net change in account value...........................               0.000635

Base period return:

   (adjusted change/beginning account value).............               0.000635
Current yield = return x (365/7) =.......................                  3.31%
Effective yield = [(1 + return)(365/7)] -1 =.............                  3.37%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

 (1) we assume a hypothetical $1,000 initial investment in the subaccount;

 (2) we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

 (3) we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

 (4) to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

    The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1
    Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM,1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index

------------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial
    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled, "The Annuity Period" for a description of the payment options.

    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.

    On the contract date, the number of annuity units is set. The number of annuity units for each subaccount and/or the FIA is equal to (a) multiplied by
(b) divided by (c).

(a) is the portion of the premium allocated to the subaccount of FIA; (b) is the applicable payment option rate; and (c) is the annuity unit value of the subaccount or FIA.

    Thereafter, the number of annuity units in each subaccount and/or FIA remains unchanged unless one of the following occurs:

1. you make transfers to or from the subaccount;
2. you make withdrawals from the subaccount or FIA; or
3. you change the period certain under Payment Option E--Annuity for a Specified Period Certain.

    The annuity payment is equal to the number of annuity units in each subaccount and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the subaccounts. Payments may be either higher or lower than the previous payment.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Michele Drummey, Counsel, Phoenix Life Insurance Company, provided advice on certain matters relating to federal securities and state regulations in connection with the contracts described in this prospectus.

------------------------------------

(2) The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT





                                                        PHOENIX LIFE VARIABLE
                                                         ACCUMULATION ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                        AIM V.I. CAPITAL                                AIM V.I. MID CAP         ALGER AMERICAN
                                       APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -      LEVERAGED ALLCAP
                                            CLASS I               FUND - CLASS I            CLASS I            PORTFOLIO - CLASS O
                                       -------------------     --------------------     ------------------     -------------------
Assets:
   Investments at fair value           $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
      Shares                          {            143,870}   {              47,787}   {           143,926}   {             89,536}
      Cost                            {$         3,059,061}   {$          1,194,758}   {$        1,933,708}   {$         2,362,192}
                                       -------------------     --------------------     ------------------     -------------------
   Total Assets                        $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                  -     $                -     $                 -
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
Net Assets:
   Accumulation Units                  $         3,772,248     $          1,300,703     $        1,942,595     $         3,668,247
   Contracts in payout
      (annuitization period)           $                 -     $                  -     $            3,267     $            45,706
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
                                       ===================     ====================     ==================     ===================
      Units Outstanding                          3,554,236                1,197,342              1,640,916               4,326,110
                                       ===================     ====================     ==================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                  -     $                -     $                 -
         Asset Manager Option 2        $                 -     $                  -     $                -     $                 -
         Big Edge                      $              1.06     $               1.09     $             1.19     $              0.77
         Freedom Edge(R)               $                 -     $                  -     $             1.18     $              1.52
         Group Strategic Edge(R)       $              0.98     $               1.09     $             1.19     $              0.80
         Phoenix Dimensions(SM)
            Option 1                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.15     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Income Choice(R)      $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.15     $               1.08     $             1.18     $              1.27
         Phoenix Investor's Edge(R)
            Option 2                   $              1.14     $               1.08     $             1.17     $              1.26
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.18     $               1.09     $             1.19     $              1.34
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.18     $               1.09     $             1.19     $              1.33
         Phoenix Spectrum Edge(R)
            Option 3                   $              1.17     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Retirement Planner's Edge     $              1.04     $               1.09     $                -     $                 -
         Templeton Investment Plus     $                 -     $                  -     $                -     $                 -
         The Big Edge Choice(R)--NY    $              1.04     $               1.09     $             1.18     $              0.80
         The Big Edge Plus(R)          $              0.98     $               1.09     $             1.19     $              0.80
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.07     $               1.09     $             1.20     $              1.03
         The Phoenix Edge(R)--VA NY
            Option 2                   $              0.99     $               1.09     $             1.19     $              1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           FIDELITY VIP
                                        DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH          CONTRAFUND(R)
                                       INDEX FUND VIP -      U.S. GOVERNMENT      INCOME BOND FUND      PORTFOLIO - SERVICE
                                           CLASS A            SECURITIES II      II - PRIMARY SHARES            CLASS
                                       ----------------    ------------------    -------------------    -------------------
Assets:
   Investments at fair value           $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
      Shares                          {         561,590}  {         1,742,478}  {            705,825}  {            941,092}
      Cost                            {$      6,088,491}  {$       19,687,666}  {$         5,558,642}  {$        23,129,243}
                                       ----------------    ------------------    -------------------    -------------------
   Total Assets                        $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -    $                -    $                 -    $                 -
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
Net Assets:
   Accumulation Units                  $      8,407,036    $       18,633,707    $         5,397,144    $        29,359,309
   Contracts in payout
      (annuitization period)           $              -    $        1,126,002    $           143,592    $           172,148
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
                                       ================    ==================    ===================    ===================
      Units Outstanding                       6,434,736            16,024,465              4,085,983             21,842,124
                                       ================    ==================    ===================    ===================
      Unit Value
         Asset Manager Option 1        $              -    $                -    $                 -    $                 -
         Asset Manager Option 2        $              -    $                -    $                 -    $                 -
         Big Edge                      $           1.35    $             1.36    $              1.39    $              1.35
         Freedom Edge(R)               $              -    $             1.06    $                 -    $              1.61
         Group Strategic Edge(R)       $           1.33    $             1.33    $              1.32    $              1.31
         Phoenix Dimensions(SM)
            Option 1                   $              -    $                -    $                 -    $              1.24
         Phoenix Dimensions(SM)
            Option 2                   $           1.19    $             1.02    $                 -    $                 -
         Phoenix Dimensions(SM)
             Option 3                  $              -    $                -    $                 -    $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Income Choice(R)      $              -    $             1.19    $                 -    $                 -
         Phoenix Income Choice(R)
            with GPAF                  $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.25    $             1.12    $              1.41    $              1.62
         Phoenix Investor's Edge(R)
            Option 2                   $           1.24    $             1.11    $              1.40    $              1.61
         Phoenix Investor's Edge(R)
            Option 3                   $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.28    $             1.15    $              1.47    $              1.65
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.27    $             1.14    $              1.46    $              1.63
         Phoenix Spectrum Edge(R)
            Option 3                   $              -    $             1.13    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Retirement Planner's Edge     $           1.32    $             1.19    $              1.43    $              1.57
         Templeton Investment Plus     $              -    $                -    $                 -    $                 -
         The Big Edge Choice(R)--NY    $           1.32    $             1.34    $              1.31    $              1.32
         The Big Edge Plus(R)          $           1.33    $             1.33    $              1.32    $              1.31
         The Phoenix Edge(R)--VA NY
            Option 1                   $           1.35    $             1.22    $              1.47    $              1.56
         The Phoenix Edge(R)--VA NY
            Option 2                   $           1.33    $             1.20    $              1.43    $              1.54

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                       FIDELITY VIP GROWTH
                                           OPPORTUNITIES       FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                              CLASS                   CLASS                 CLASS 2           - SERVICE SHARES
                                       -------------------     -------------------     -----------------     -------------------
Assets:
   Investments at fair value           $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
      Shares                          {            162,139}   {            121,508}   {           78,392}   {             32,230}
      Cost                            {$         2,520,429}   {$         3,469,757}   {$       1,316,378}   {$           505,479}
                                       -------------------     -------------------     -----------------     -------------------
   Total Assets                        $         2,941,211     $         4,340,178     $       1,360,859     $           557,877

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $                 -
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
Net Assets:
   Accumulation Units                  $         2,936,186     $         4,230,140     $       1,360,859     $           553,176
   Contracts in payout
      (annuitization period)           $             5,025     $           110,038     $               -     $             4,701
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
                                       ===================     ===================     =================     ===================
      Units Outstanding                          3,077,984               5,538,202             1,237,653                 445,562
                                       ===================     ===================     =================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $                 -
         Asset Manager Option 2        $                 -     $                 -     $               -     $                 -
         Big Edge                      $              0.86     $              0.71     $            1.04     $              1.26
         Freedom Edge(R)               $              1.30     $                 -     $               -     $                 -
         Group Strategic Edge(R)       $              0.82     $              0.70     $            1.04     $              1.25
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.12     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.18     $              1.02     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 2                   $              1.17     $              1.01     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.20     $              1.05     $            1.11     $              1.26
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.19     $              1.04     $            1.11     $              1.25
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $              1.04     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Retirement Planner's Edge     $              1.09     $              0.93     $               -     $                 -
         Templeton Investment Plus     $                 -     $                 -     $               -     $                 -
         The Big Edge Choice(R)--NY    $              0.86     $              0.70     $               -     $              1.25
         The Big Edge Plus(R)          $              0.82     $              0.70     $            1.04     $              1.25
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.00     $              0.92     $            1.11     $                 -
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.07     $              0.80     $            1.11     $              1.25

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                               LORD ABBETT GROWTH
                                        LORD ABBETT BOND-          AND INCOME            LORD ABBETT MID-        MUTUAL SHARES
                                       DEBENTURE PORTFOLIO     PORTFOLIO - CLASS       CAP VALUE PORTFOLIO     SECURITIES FUND -
                                          - CLASS VC                    VC                 - CLASS VC               CLASS 2
                                       -------------------     ------------------      -------------------     -----------------
Assets:
   Investments at fair value           $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
      Shares                          {            281,079}   {           398,482}    {            163,416}   {          726,890}
      Cost                            {$         3,289,470}   {$       10,571,321}    {$         3,265,155}   {$      11,361,421}
                                       -------------------     ------------------      -------------------     -----------------
   Total Assets                        $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                -      $                 -     $               -
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
Net Assets:
   Accumulation Units                  $         3,324,080     $       11,660,919      $         3,554,639     $      14,715,145
   Contracts in payout
      (annuitization period)           $             3,885     $           30,535      $             4,603     $         164,334
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
                                       ===================     ==================      ===================     =================
      Units Outstanding                          3,019,940              9,634,813                2,968,532             8,278,130
                                       ===================     ==================      ===================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                -      $                 -     $               -
         Asset Manager Option 2        $                 -     $                -      $                 -     $               -
         Big Edge                      $              1.11     $             1.22      $              1.20     $            1.57
         Freedom Edge(R)               $                 -     $             1.21      $                 -     $            1.57
         Group Strategic Edge(R)       $              1.10     $             1.21      $              1.20     $            1.96
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                -      $                 -     $            1.26
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $             1.21      $                 -     $            1.25
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Income Choice(R)      $              1.10     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.10     $             1.21      $              1.19     $            1.52
         Phoenix Investor's Edge(R)
            Option 2                   $              1.09     $             1.20      $              1.19     $            1.51
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.11     $             1.22      $              1.20     $            1.54
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.53
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $             1.21      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Retirement Planner's Edge     $              1.10     $             1.21      $              1.20     $            1.58
         Templeton Investment Plus     $               -       $                -      $                 -     $             -
         The Big Edge Choice(R)--NY    $              1.10     $             1.21      $              1.20     $            1.91
         The Big Edge Plus(R)          $              1.10     $             1.21      $              1.20     $            1.96
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.11     $             1.22      $              1.21     $            1.54
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.52

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                          OPPENHEIMER
                                                                                            CAPITAL             OPPENHEIMER
                                        NEUBERGER BERMAN        NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO             AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                       PORTFOLIO - S CLASS     PORTFOLIO - S CLASS          SHARES                 SHARES
                                       -------------------     -------------------     -----------------     -----------------
Assets:
   Investments at fair value           $            28,488     $            12,560     $           7,200     $         113,313
      Shares                          {              1,960}   {                638}   {              175}   {            3,106}
      Cost                            {$            27,978}   {$            11,885}   {$           7,191}   {$         110,098}
                                       -------------------     -------------------     -----------------     -----------------
   Total Assets                        $            28,488     $            12,560     $           7,200     $         113,313

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
Net Assets:
   Accumulation Units                  $            28,488     $            12,560     $           7,200     $         113,313
   Contracts in payout
      (annuitization period)           $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
                                       ===================     ===================     =================     =================
      Units Outstanding                             29,560                  11,888                 7,111               106,910
                                       ===================     ===================     =================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $               -
         Asset Manager Option 2        $                 -     $                 -     $               -     $               -
         Big Edge                      $                 -     $                 -     $               -     $               -
         Freedom Edge(R)               $                 -     $                 -     $               -     $               -
         Group Strategic Edge(R)       $                 -     $                 -     $               -     $            1.06
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              0.96     $                 -     $               -     $            1.06
         Phoenix Investor's Edge(R)
            Option 2                   $                 -     $                 -     $            1.01     $            1.06
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $                 -     $              1.06     $               -     $            1.06
         Phoenix Spectrum Edge(R)
            Option 2                   $              0.96     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Retirement Planner's Edge     $                 -     $                 -     $               -     $               -
         Templeton Investment Plus     $                 -     $                 -     $               -     $               -
         The Big Edge Choice(R)--NY    $                 -     $                 -     $               -     $            1.06
         The Big Edge Plus(R)          $                 -     $                 -     $               -     $            1.06
         The Phoenix Edge(R)--VA NY
            Option 1                   $                 -     $                 -     $               -     $               -
         The Phoenix Edge(R)--VA NY
            Option 2                   $                 -     $              1.06     $               -     $               -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                        OPPENHEIMER MAIN
                                        STREET SMALL CAP
                                       FUND/VA - SERVICE       PHOENIX CAPITAL        PHOENIX GROWTH       PHOENIX MID-CAP
                                             SHARES             GROWTH SERIES        AND INCOME SERIES      GROWTH SERIES
                                       -----------------       ---------------       -----------------     ---------------
Assets:
   Investments at fair value           $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
      Shares                          {            1,308}     {      9,673,039}     {        1,195,614}   {      1,149,616}
      Cost                            {$          24,190}     {$   142,846,736}     {$      12,951,102}   {$    15,161,809}
                                       -----------------       ---------------       -----------------     ---------------
   Total Assets                        $          24,822       $   147,167,479       $      17,349,543     $    15,477,453

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $               -       $             -       $               -     $             -
                                       -----------------       ---------------       -----------------     ---------------
   Total Net Assets                    $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
Net Assets:
   Accumulation Units                  $          24,822       $   146,044,829       $      17,298,299     $    15,355,588
   Contracts in payout
      (annuitization period)           $               -       $     1,122,650       $          51,244     $       121,865
                                       -----------------       ---------------       -----------------     ---------------
      Total Net Assets                 $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
                                       =================       ===============       =================     ===============
      Units Outstanding                           24,347            25,554,621              12,709,728          12,170,179
                                       =================       ===============       =================     ===============
      Unit Value
         Asset Manager Option 1        $               -       $             -       $               -     $             -
         Asset Manager Option 2        $               -       $             -       $               -     $             -
         Big Edge                      $               -       $          9.79       $            1.48     $          1.25
         Freedom Edge(R)               $               -       $          1.15       $            1.45     $             -
         Group Strategic Edge(R)       $               -       $          9.32       $            1.45     $          1.36
         Phoenix Dimensions(SM)
            Option 1                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 2                   $               -       $             -       $            1.19     $             -
         Phoenix Dimensions(SM)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Income Choice(R)      $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 1                   $               -       $          1.01       $            1.26     $          0.94
         Phoenix Investor's Edge(R)
            Option 2                   $            0.99       $          1.00       $            1.25     $          0.93
         Phoenix Investor's Edge(R)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.00       $          1.07       $            1.29     $          0.98
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.00       $          1.06       $            1.28     $          0.98
         Phoenix Spectrum Edge(R)
            Option 3                   $               -       $          1.05       $            1.27     $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Retirement Planner's Edge     $               -       $          0.87       $            1.19     $          0.77
         Templeton Investment Plus     $               -       $             -       $               -     $             -
         The Big Edge Choice(R)--NY    $               -       $          0.75       $            1.35     $          1.29
         The Big Edge Plus(R)          $            1.04       $          9.32       $            1.45     $          1.36
         The Phoenix Edge(R)--VA NY
            Option 1                   $               -       $          0.64       $            1.12     $          0.86
         The Phoenix Edge(R)--VA NY
            Option 2                   $               -       $          0.70       $            1.13     $          0.74

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                          PHOENIX MULTI-      PHOENIX MULTI-
                                       PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                       MARKET SERIES      INCOME SERIES         BOND SERIES        ALLOCATION SERIES
                                       -------------      --------------     -----------------     -----------------
Assets:
   Investments at fair value           $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735
      Shares                          {    2,373,669}    {     4,213,173}   {          370,514}   {       12,343,946}
      Cost                            {$  23,736,699}    {$   40,322,496}   {$       3,713,977}   {$     157,606,987}
                                       -------------      --------------     -----------------     -----------------
   Total Assets                        $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $          55      $            -     $               -     $               -
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
Net Assets:
   Accumulation Units                  $  23,355,602      $   38,257,003     $       3,709,211     $     162,811,728
   Contracts in payout
      (annuitization period)           $     381,042      $      703,185     $               -     $       1,340,007
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
                                       =============      ==============     =================     =================
      Units Outstanding                   12,526,704          10,923,227             3,386,173            27,109,879
                                       =============      ==============     =================     =================
      Unit Value
         Asset Manager Option 1        $           -      $            -     $               -     $               -
         Asset Manager Option 2        $           -      $            -     $               -     $               -
         Big Edge                      $        2.71      $         6.32     $            1.10     $            7.47
         Freedom Edge(R)               $        1.02      $         1.17     $               -     $               -
         Group Strategic Edge(R)       $        2.57      $         6.02     $            1.09     $            7.11
         Phoenix Dimensions(SM)
            Option 1                   $           -      $         1.07     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $        1.04      $         1.06     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Income Choice(R)      $        1.05      $         1.41     $               -     $               -
         Phoenix Income Choice(R)
            with GPAF                  $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $        1.01      $         1.34     $            1.10     $            1.24
         Phoenix Investor's Edge(R)
            Option 2                   $        1.01      $         1.33     $            1.09     $            1.23
         Phoenix Investor's Edge(R)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $        1.04      $         1.37     $            1.12     $            1.27
         Phoenix Spectrum Edge(R)
            Option 2                   $        1.03      $         1.36     $            1.11     $            1.26
         Phoenix Spectrum Edge(R)
            Option 3                   $           -      $            -     $               -     $            1.25
         Phoenix Spectrum Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Retirement Planner's Edge     $        1.03      $         1.39     $               -     $            1.22
         Templeton Investment Plus     $        1.63      $            -     $               -     $               -
         The Big Edge Choice(R)--NY    $        1.17      $         1.46     $            1.09     $            1.50
         The Big Edge Plus(R)          $        2.57      $         6.02     $            1.09     $            7.11
         The Phoenix Edge(R)--VA NY
            Option 1                   $        1.07      $         1.43     $            1.13     $            1.33
         The Phoenix Edge(R)--VA NY
            Option 2                   $        1.05      $         1.38     $            1.11     $            1.28

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                               PHOENIX-S&P
                                                                  PHOENIX-ALGER        PHOENIX-DUFF &         DYNAMIC ASSET
                                          PHOENIX-ABERDEEN       SMALL-CAP GROWTH    PHELPS REAL ESTATE     ALLOCATION SERIES:
                                        INTERNATIONAL SERIES          SERIES         SECURITIES SERIES      AGGRESSIVE GROWTH
                                        --------------------     ----------------    ------------------     ------------------
Assets:
   Investments at fair value            $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
      Shares                           {           3,678,161}   {         290,130}  {           800,748}   {            30,871}
      Cost                             {$         42,836,820}   {$      4,747,351}  {$       12,548,273}   {$          317,796}
                                        --------------------     ----------------    ------------------     ------------------
   Total Assets                         $         65,470,522     $      5,410,976    $       28,513,315     $          344,178

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $                  -     $              -    $                -     $                -
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
Net Assets:
   Accumulation Units                   $         65,187,972     $      5,309,158    $       28,288,764     $          118,952
   Contracts in payout
      (annuitization period)            $            282,550     $        101,818    $          224,551     $                -
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company    $                  -     $              -    $                -     $          225,226
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
                                        ====================     ================    ==================     ==================
      Units Outstanding                           22,829,909            2,623,412             5,528,881                107,371
                                        ====================     ================    ==================     ==================
      Unit Value
         Asset Manager Option 1         $                  -     $              -    $                -     $                -
         Asset Manager Option 2         $                  -     $              -    $                -     $                -
         Big Edge                       $               3.56     $           2.09    $             6.38     $                -
         Freedom Edge(R)                $               2.05     $              -    $                -     $                -
         Group Strategic Edge(R)        $               3.41     $           2.07    $             6.27     $                -
         Phoenix Dimensions(SM)
            Option 1                    $               1.50     $              -    $             1.49     $                -
         Phoenix Dimensions(SM)
            Option 2                    $               1.50     $              -    $             1.48     $                -
         Phoenix Dimensions(SM)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Dimensions(SM)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Income Choice(R)       $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 1                    $               1.98     $           2.03    $             3.02     $                -
         Phoenix Investor's Edge(R)
            Option 2                    $               1.96     $           2.02    $             3.00     $             1.11
         Phoenix Investor's Edge(R)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 1                    $               1.99     $           2.08    $             3.03     $                -
         Phoenix Spectrum Edge(R)
            Option 2                    $               1.98     $           2.07    $             3.01     $                -
         Phoenix Spectrum Edge(R)
            Option 3                    $               1.96     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Retirement Planner's Edge      $               1.75     $           2.05    $             3.16     $                -
         Templeton Investment Plus      $                  -     $              -    $                -     $                -
         The Big Edge Choice(R)--NY     $               1.54     $           2.05    $             3.66     $                -
         The Big Edge Plus(R)           $               3.41     $           2.07    $             6.27     $                -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               1.47     $           2.10    $             3.47     $                -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               1.56     $           2.07    $             3.34     $                -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                          PHOENIX-S&P              PHOENIX-S&P             PHOENIX-S&P
                                         DYNAMIC ASSET            DYNAMIC ASSET           DYNAMIC ASSET         PHOENIX-SANFORD
                                       ALLOCATION SERIES:       ALLOCATION SERIES:      ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                  MODERATE            MODERATE GROWTH           VALUE SERIES
                                       --------------------     ------------------      ------------------     -----------------
Assets:
   Investments at fair value           $            242,099     $          426,263     $         1,282,025     $      20,386,106
      Shares                          {              22,278}   {            40,934}   {            119,578}   {        1,443,373}
      Cost                            {$            223,049}   ($          414,296}   {$         1,201,939}   {$      15,706,328}
                                       --------------------     ------------------     -------------------     -----------------
   Total Assets                        $            242,099     $          426,263     $         1,282,025     $      20,386,106

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                  -     $                -     $                 -     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
Net Assets:
   Accumulation Units                  $             22,149     $          214,879     $         1,064,466     $      19,972,373
   Contracts in payout
      (annuitization period)           $                  -     $                -     $                 -     $         413,733
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company   $            219,950     $          211,384     $           217,559     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
      Units Outstanding                              20,413                207,630                 992,500            10,487,952
                                       ====================     ==================     ===================     =================
      Unit Value
         Asset Manager Option 1        $                  -     $                -     $                 -     $               -
         Asset Manager Option 2        $                  -     $                -     $                 -     $               -
         Big Edge                      $                  -     $                -     $                 -     $            1.96
         Freedom Edge(R)               $                  -     $             1.04     $              1.07     $            1.71
         Group Strategic Edge(R)       $                  -     $                -     $                 -     $            1.97
         Phoenix Dimensions(SM)
            Option 1                   $                  -     $                -     $              1.08     $            1.21
         Phoenix Dimensions(SM)
            Option 2                   $                  -     $                -     $                 -     $            1.20
         Phoenix Dimensions(SM)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Income Choice(R)      $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $                  -     $                -     $              1.07     $            1.74
         Phoenix Investor's Edge(R)
            Option 2                   $                  -     $                -     $                 -     $            1.72
         Phoenix Investor's Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $               1.09     $                -     $              1.08     $            1.72
         Phoenix Spectrum Edge(R)
            Option 2                   $                  -     $                -     $              1.08     $            1.71
         Phoenix Spectrum Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Retirement Planner's Edge     $                  -     $                -     $              1.07     $            2.21
         Templeton Investment Plus     $                  -     $                -     $                 -     $               -
         The Big Edge Choice(R)--NY    $               1.04     $                -     $                 -     $            1.96
         The Big Edge Plus(R)          $                  -     $             1.03     $              1.04     $            1.97
         The Phoenix Edge(R)--VA NY
            Option 1                   $                  -     $                -     $                 -     $            2.30
         The Phoenix Edge(R)--VA NY
            Option 2                   $                  -     $                -     $              1.08     $            2.12

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                       PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN            REALRETURN
                                       BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                       CAP VALUE SERIES         SERIES             INDEX SERIES          ADVISOR CLASS
                                       ----------------     ---------------     -----------------     --------------------
Assets:
   Investments at fair value           $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
      Shares                          {         658,234}   {      1,018,282}   {        1,640,045}   {               6,493}
      Cost                            {$      8,425,230}   {$    12,688,690}   {$      17,732,450}   {$             77,875}
                                       ----------------     ---------------     -----------------     --------------------
   Total Assets                        $     11,213,225     $    13,965,197     $      20,932,512     $             73,383

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -     $             -     $               -     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
Net Assets:
   Accumulation Units                  $     11,049,452     $    13,620,386     $      12,812,130     $             73,383
   Contracts in payout
      (annuitization period)           $        163,773     $       344,811     $       8,120,382     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
                                       ================     ===============     =================     ====================
      Units Outstanding                       5,152,067           8,584,744            17,343,481                   74,009
                                       ================     ===============     =================     ====================
      Unit Value
         Asset Manager Option 1        $              -     $             -     $               -     $                  -
         Asset Manager Option 2        $              -     $             -     $               -     $                  -
         Big Edge                      $           2.09     $          1.80     $            1.43     $                  -
         Freedom Edge(R)               $           1.80     $             -     $               -     $                  -
         Group Strategic Edge(R)       $           2.31     $          1.86     $            1.44     $                  -
         Phoenix Dimensions(SM)
            Option 1                   $              -     $          1.25     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 2                   $           1.23     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)      $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)
            with GPAF                  $              -     $             -     $            1.05     $                  -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.85     $          1.33     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 2                   $           1.83     $          1.32     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Investor's Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.82     $          1.35     $            1.21     $                  -
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.81     $          1.34     $            1.20     $               0.95
         Phoenix Spectrum Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Retirement Planner's Edge     $           1.99     $          1.10     $            1.10     $                  -
         Templeton Investment Plus     $              -     $             -     $               -     $                  -
         The Big Edge Choice(R)--NY    $           2.02     $          1.83     $            1.15     $                  -
         The Big Edge Plus(R)          $           2.31     $          1.86     $            1.44     $               1.00
         The Phoenix Edge(R)--VA NY
            Option 1                   $           2.21     $          1.12     $            1.20     $               0.95
         The Phoenix Edge(R)--VA NY
            Option 2                   $           2.23     $          1.10     $            0.98     $                  -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                        PIMCO VIT REAL          PIMCO VIT TOTAL         TRUST INVERSE
                                       RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                         ADVISOR CLASS           ADVISOR CLASS            BOND FUND         TRUST NOVA FUND
                                       ------------------      ------------------      ---------------      ---------------
Assets:
   Investments at fair value            $         129,251       $         193,358       $      884,385       $       56,986
      Shares                                      {10,834}     {           19,107}     {        41,039}     {         5,648}
      Cost                             {$         135,450}     {$         195,168}     {$    1,005,347}     {$       43,056}
                                       ------------------      ------------------      ---------------      ---------------
   Total Assets                         $         129,251       $         193,358       $      884,385       $       56,986

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
Net Assets:
   Accumulation Units                   $         129,251       $         193,358       $      884,385       $       56,986
   Contracts in payout
      (annuitization period)            $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
      Units Outstanding                           128,784                 190,481              967,429               34,793
                                       ==================      ==================      ===============      ===============
      Unit Value
         Asset Manager Option 1         $               -       $               -       $            -       $            -
         Asset Manager Option 2         $               -       $               -       $            -       $            -
         Big Edge                       $            1.00       $            1.01       $            -       $            -
         Freedom Edge(R)                $               -       $               -       $            -       $            -
         Group Strategic Edge(R)        $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 1                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 2                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Income Choice(R)       $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 1                    $               -       $               -       $         0.91       $            -
         Phoenix Investor's Edge(R)
            Option 2                    $               -       $               -       $         0.91       $         1.63
         Phoenix Investor's Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 1                    $               -       $            1.03       $         0.93       $         1.67
         Phoenix Spectrum Edge(R)
            Option 2                    $            1.02       $               -       $         0.93       $            -
         Phoenix Spectrum Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Retirement Planner's Edge      $               -       $               -       $            -       $            -
         Templeton Investment Plus      $               -       $               -       $            -       $            -
         The Big Edge Choice(R)--NY     $               -       $               -       $            -       $            -
         The Big Edge Plus(R)           $            1.00       $            1.01       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               -       $               -       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               -       $            1.03       $         0.93       $            -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                TEMPLETON                TEMPLETON
                                       RYDEX VARIABLE       DEVELOPING MARKETS           DEVELOPING           TEMPLETON FOREIGN
                                        TRUST SECTOR         SECURITIES FUND -       MARKETS SECURITIES       SECURITIES FUND -
                                        ROTATION FUND            CLASS 1              FUND - CLASS 2                CLASS 1
                                       --------------       ------------------       ------------------       -----------------
Assets:
   Investments at fair value            $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
      Shares                           {       61,437}      {           73,803}      {          147,504}      {       1,379,342}
      Cost                             {$     627,815}      {$         485,162}      {$       1,447,175}      {$     14,054,858}
                                        -------------        -----------------        -----------------        ----------------
   Total Assets                         $     827,560        $       1,027,340        $       2,034,091        $     26,193,712

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $           -        $               -        $               -        $              -
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
Net Assets:
   Accumulation Units                   $     826,138        $       1,027,340        $       2,024,970        $     26,161,732
   Contracts in payout
      (annuitization period)            $       1,422        $               -        $           9,121        $         31,980
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
      Units Outstanding                       531,914                  687,154                1,351,649               7,522,606
                                        =============        =================        =================        ================
      Unit Value
         Asset Manager Option 1         $           -        $               -        $               -        $              -
         Asset Manager Option 2         $           -        $               -        $               -        $              -
         Big Edge                       $        1.57        $               -        $            1.45        $              -
         Freedom Edge(R)                $           -        $               -        $               -        $              -
         Group Strategic Edge(R)        $        1.56        $               -        $            1.40        $              -
         Phoenix Dimensions(SM)
            Option 1                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 2                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Income Choice(R)       $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 1                    $        1.53        $               -        $            1.07        $              -
         Phoenix Investor's Edge(R)
            Option 2                    $        1.53        $               -        $            1.06        $              -
         Phoenix Investor's Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                    $        1.57        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 2                    $        1.56        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Retirement Planner's Edge      $           -        $               -        $               -        $              -
         Templeton Investment Plus      $           -        $            1.50        $               -        $           3.48
         The Big Edge Choice(R)--NY     $        1.55        $               -        $            3.15        $              -
         The Big Edge Plus(R)           $        1.56        $               -        $            1.40        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                    $        1.58        $               -        $            2.89        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                    $        1.56        $               -        $            2.76        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       TEMPLETON FOREIGN       TEMPLETON GLOBAL       TEMPLETON GLOBAL        TEMPLETON GLOBAL
                                       SECURITIES FUND -       ASSET ALLOCATION       ASSET ALLOCATION       INCOME SECURITIES
                                            CLASS 2             FUND - CLASS 1         FUND - CLASS 2          FUND - CLASS 1
                                      ------------------       ----------------       ----------------       -----------------
Assets:
   Investments at fair value           $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
      Shares                          {          416,050}      {      1,909,951}      {         90,279}      {         293,261}
      Cost                            {$       7,448,167}      {$    22,199,903}      {$     1,951,996}      {$      3,144,728}
                                      ------------------       ----------------       ----------------       -----------------
   Total Assets                        $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007

Liabilities:
   Payable to Phoenix Life
       Insurance Company               $               -        $             -        $             -        $              -
                                      ------------------       ----------------       ----------------       -----------------
       Total Net Assets                $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
Net Assets:
   Accumulation Units                  $       7,729,210        $    41,557,203        $     1,939,962        $      4,530,985
   Contracts in payout
      (annuitization period)           $          59,235        $       385,323        $        23,604        $         82,022
                                      ------------------       ----------------       ----------------       -----------------
      Total Net Assets                 $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
      Units Outstanding                        4,538,294              8,238,998                974,170               1,505,195
                                      ==================       ================       ================       =================
      Unit Value
         Asset Manager Option 1        $               -        $             -        $             -        $              -
         Asset Manager Option 2        $               -        $             -        $             -        $              -
         Big Edge                      $            1.68        $             -        $          2.02        $              -
         Freedom Edge(R)               $               -        $             -        $             -        $              -
         Group Strategic Edge(R)       $            1.81        $             -        $          2.06        $              -
         Phoenix Dimensions(SM)
            Option 1                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 2                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Income Choice(R)      $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 1                   $            1.64        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 2                   $            1.63        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.66        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.65        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Retirement Planner's Edge     $            1.45        $             -        $             -        $              -
         Templeton Investment Plus     $               -        $          5.09        $             -        $           3.06
         The Big Edge Choice(R)--NY    $            1.45        $             -        $          1.81        $              -
         The Big Edge Plus(R)          $            1.81        $             -        $          2.06        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                   $            1.53        $             -        $          1.59        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                   $            1.36        $             -        $          1.65        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                      TEMPLETON GROWTH       TEMPLETON GROWTH         VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -       EQUITY AND INCOME               WANGER
                                            CLASS 1               CLASS 2          PORTFOLIO - CLASS II      INTERNATIONAL SELECT
                                      -----------------      ----------------      --------------------      --------------------
Assets:
   Investments at fair value           $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
      Shares                          {       5,831,130}     {        831,579}     {              6,388}     {            324,107}
      Cost                            {$     75,435,009}     {$    10,401,663}     {$            92,236}     {$         5,570,352}
                                       ----------------       ---------------       -------------------       -------------------
   Total Assets                        $     94,231,059       $    13,247,065       $            95,115       $         8,627,725

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -       $             -       $                 -       $                 -
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
Net Assets:
   Accumulation Units                  $     93,414,233       $    13,112,131       $            95,115       $         8,584,052
   Contracts in payout
      (annuitization period)           $        816,826       $       134,934       $                 -       $            43,673
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
      Units Outstanding                      16,669,831             6,638,810                    92,079                 3,233,883
                                       ================       ===============       ===================       ===================
      Unit Value
         Asset Manager Option 1        $              -       $             -        $                -       $                 -
         Asset Manager Option 2        $              -       $             -        $                -       $                 -
         Big Edge                      $              -       $          2.22        $                -       $              1.62
         Freedom Edge(R)               $              -       $          1.69        $                -       $                 -
         Group Strategic Edge(R)       $              -       $          2.16        $                -       $              2.83
         Phoenix Dimensions(SM)
            Option 1                   $              -       $          1.31        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              -       $          1.30        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Income Choice(R)      $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              -       $          1.57        $                -       $              2.27
         Phoenix Investor's Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.25
         Phoenix Investor's Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              -       $          1.58        $                -       $              2.37
         Phoenix Spectrum Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.35
         Phoenix Spectrum Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Retirement Planner's Edge     $              -       $          1.52        $                -       $              1.89
         Templeton Investment Plus     $           5.65       $             -        $                -       $                 -
         The Big Edge Choice(R)--NY    $              -       $          1.82        $                -       $              2.84
         The Big Edge Plus(R)          $              -       $          2.16        $             1.03       $              2.83
         The Phoenix Edge(R)--VA NY
            Option 1                   $              -       $          1.61        $                -       $              2.02
         The Phoenix Edge(R)--VA NY
            Option 2                   $              -       $          1.53        $                -       $              2.00

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                             WANGER
                                      INTERNATIONAL SMALL                            WANGER U.S.
                                              CAP              WANGER SELECT      SMALLER COMPANIES
                                      -------------------      -------------      -----------------
Assets:
   Investments at fair value           $       67,850,542       $  7,845,337       $     70,385,504
      Shares                          {         1,624,386}     {     300,012}     {       1,935,794}
      Cost                            {$       24,859,499}     {$  4,141,745}     {$     25,394,527}
                                       ------------------       ------------       ----------------
   Total Assets                        $       67,850,542       $  7,845,337       $     70,385,504

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                -       $          -       $              -
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
Net Assets:
   Accumulation Units                  $       67,668,650       $  7,781,042       $     70,163,097
   Contracts in payout
      (annuitization period)           $          181,892       $     64,295       $        222,407
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
      Units Outstanding                        12,024,125          2,979,417             18,547,398
                                       ==================       ============       ================
      Unit Value
         Asset Manager Option 1        $                -       $          -       $              -
         Asset Manager Option 2        $                -       $          -       $              -
         Big Edge                      $             6.02       $       2.30       $           4.63
         Freedom Edge(R)               $                -       $          -       $           1.55
         Group Strategic Edge(R)       $             6.31       $       2.77       $           4.50
         Phoenix Dimensions(SM)
            Option 1                   $                -       $       1.34       $             -
         Phoenix Dimensions(SM)
            Option 2                   $             1.58       $          -       $             -
         Phoenix Dimensions(SM)
            Option 3                   $                -       $          -       $             -
         Phoenix Dimensions(SM)
            Option 4                   $                -       $          -       $             -
         Phoenix Income Choice(R)      $                -       $          -       $             -
         Phoenix Investor's Edge(R)
            Option 1                   $             2.61       $        1.78      $          1.57
         Phoenix Investor's Edge(R)
            Option 2                   $             2.59       $        1.77      $          1.55
         Phoenix Investor's Edge(R)
            Option 3                   $                -       $           -      $             -
         Phoenix Investor's Edge(R)
            Option 4                   $                -       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $             2.71       $        1.86      $          1.63
         Phoenix Spectrum Edge(R)
            Option 2                   $             2.69       $        1.85      $          1.62
         Phoenix Spectrum Edge(R)
            Option 3                   $             2.68       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $                -       $           -      $             -
         Retirement Planner's Edge     $             2.20       $        1.92      $          1.59
         Templeton Investment Plus     $                -       $           -      $             -
         The Big Edge Choice(R)--NY    $             3.42       $        2.86      $          1.80
         The Big Edge Plus(R)          $             6.31       $        2.77      $          4.50
         The Phoenix Edge(R)--VA NY
            Option 1                   $             2.03       $        2.11      $          1.75
         The Phoenix Edge(R)--VA NY
            Option 2                   $             2.06       $        2.04      $          1.74

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                       AIM V.I. CAPITAL                                 AIM V.I. MID CAP         ALGER AMERICAN
                                      APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -       LEVERAGED ALLCAP
                                          CLASS I                FUND - CLASS I             CLASS I           PORTFOLIO - CLASS O
                                      -------------------     --------------------     ------------------     -------------------
Income:
   Dividends                          $             2,119      $             6,945     $           18,422     $                 -
Expenses:
   Mortality and expense fees                      40,970                   11,263                 72,219                  45,860
   Administrative fees                              2,142                      528                    779                   1,510

                                      -------------------     --------------------     ------------------     -------------------
Net investment income (loss)                      (40,993)                  (4,846)               (54,576)                (47,370)
                                      -------------------     --------------------     ------------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          10,455                   (3,453)               650,289                 185,367
   Realized gain distributions                          -                        -                196,282                       -
                                      -------------------     --------------------     ------------------     -------------------
   Realized gain (loss)                            10,455                   (3,453)               846,571                 185,367
                                      -------------------     --------------------     ------------------     -------------------
Change in unrealized appreciation
  (depreciation) during the year                  202,357                  105,945                (74,330)                453,258
                                      -------------------     --------------------     ------------------     -------------------
Net increase (decrease) in net
  assets from operations              $           171,819      $            97,646     $          717,665     $           591,255
                                      ===================     ====================     ==================     ===================

                                                                                                                 FIDELITY VIP
                                      DWS EQUITY 500        FEDERATED FUND FOR         FEDERATED HIGH            CONTRAFUND(R)
                                      INDEX FUND VIP -       U.S. GOVERNMENT          INCOME BOND FUND       PORTFOLIO - SERVICE
                                          CLASS A             SECURITIES II         II - PRIMARY SHARES              CLASS
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $         92,541      $          771,290      $           474,501      $           312,195
Expenses:
   Mortality and expense fees                  103,536                 234,852                   68,150                  346,532
   Administrative fees                           3,688                  12,485                    3,057                   10,070
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (14,683)                523,953                  403,294                  (44,407)
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                      437,841                  19,352                   15,273                  238,617
   Realized gain distributions                       -                       -                        -                2,348,123
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                        437,841                  19,352                   15,273                2,586,740
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year              691,245                   4,262                   76,503                  181,231
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $      1,114,403      $          547,567      $           495,070      $         2,723,564
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      FIDELITY VIP GROWTH
                                         OPPORTUNITIES        FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                      PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                            CLASS                    CLASS                 CLASS 2           - SERVICE SHARES
                                      -------------------     -------------------     -----------------     -------------------
Income:
   Dividends                          $            12,003     $            15,618     $             999     $                 -
Expenses:
   Mortality and expense fees                      29,669                  61,440                 3,136                  58,098
   Administrative fees                              1,371                   2,522                   270                     270
                                      -------------------     -------------------     -----------------     -------------------
Net investment income (loss)                      (19,037)                (48,344)               (2,407)                (58,368)
                                      -------------------     -------------------     -----------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          22,000                 287,087                 2,801                 748,998
   Realized gain distributions                          -                       -                   134                 449,797
                                      -------------------     -------------------     -----------------     -------------------
   Realized gain (loss)                            22,000                 287,087                 2,935               1,198,795
                                      -------------------     -------------------     -----------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                 141,345                   7,793                44,481                (167,692)
                                      -------------------     -------------------     -----------------     -------------------
Net increase (decrease) in net
   assets from operations             $           144,308     $           246,536     $          45,009     $           972,735
                                      ===================     ===================     =================     ===================

                                                              LORD ABBETT GROWTH
                                       LORD ABBETT BOND-          AND INCOME          LORD ABBETT MID-         MUTUAL SHARES
                                      DEBENTURE PORTFOLIO     PORTFOLIO - CLASS      CAP VALUE PORTFOLIO     SECURITIES FUND -
                                           - CLASS VC                 VC                  - CLASS VC               CLASS 2
                                      -------------------     ------------------     -------------------     -----------------
Income:
   Dividends                          $           190,299     $          137,909     $            17,128     $         158,907
Expenses:
   Mortality and expense fees                      69,516                136,315                  65,690               153,072
   Administrative fees                              2,653                  6,875                   1,108                 3,778
                                      -------------------     ------------------     -------------------     -----------------
Net investment income (loss)                      118,130                 (5,281)                (49,670)                2,057
                                      -------------------     ------------------     -------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         301,862                 63,344                 372,862                54,403
   Realized gain distributions                          -                369,552                 266,873               404,694
                                      -------------------     ------------------     -------------------     -----------------
   Realized gain (loss)                           301,862                432,896                 639,735                459,09
                                      -------------------     ------------------     -------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                 125,097              1,152,821                 (25,256)             1,485,269
                                      -------------------     ------------------     -------------------     -----------------
Net increase (decrease) in net
   assets from operations             $           545,089     $        1,580,436     $           564,809     $        1,946,423
                                      ===================     ==================     ===================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER
                                                                                           CAPITAL              OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO            AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS     PORTFOLIO - S CLASS           SHARES                SHARES
                                      -------------------     -------------------     -----------------     -----------------
Income:
   Dividends                          $                 -     $                25     $               -     $               -
Expenses:
   Mortality and expense fees                          79                      28                    30                   158
   Administrative fees                                  9                       3                     1                     9
                                      -------------------     -------------------     -----------------     -----------------
Net investment income (loss)                          (88)                     (6)                  (31)                 (167)
                                      -------------------     -------------------     -----------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           (2)                     10                  (228)                   10
   Realized gain distributions                        719                       -                     -                     -
                                      -------------------     -------------------     -----------------     -----------------
   Realized gain (loss)                               717                      10                  (228)                   10
                                      -------------------     -------------------     -----------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                     510                     675                    10                 3,215
                                      -------------------     -------------------     -----------------     -----------------
Net increase (decrease) in net
   assets from operations             $             1,139     $               679     $            (249)     $          3,058
                                      ===================     ===================     =================     =================

                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP
                                      FUND/VA - SERVICE     PHOENIX CAPITAL      PHOENIX GROWTH       PHOENIX MID-CAP
                                            SHARES          GROWTH SERIES       AND INCOME SERIES      GROWTH SERIES
                                      -----------------     ---------------     -----------------     ---------------
Income:
   Dividends                          $               -     $       291,630     $         178,181     $             -
Expenses:
   Mortality and expense fees                        34           1,971,642               201,839             102,889
   Administrative fees                                3               9,104                 8,866               2,769
                                      -----------------     ---------------     -----------------     ---------------
Net investment income (loss)                        (37)         (1,689,116)              (32,524)           (105,658)
                                      -----------------     ---------------     -----------------     ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                          1          (1,053,687)              450,052               8,713
   Realized gain distributions                        -                   -                     -                   -
                                      -----------------     ---------------     -----------------     ---------------
   Realized gain (loss)                               1          (1,053,687)              450,052               8,713
                                      -----------------     ---------------     -----------------     ---------------
Change in unrealized appreciation
   (depreciation) during the year                   631           4,581,257             1,960,174             216,321
                                      -----------------     ---------------     -----------------     ---------------
Net increase (decrease) in net
   assets from operations             $             595     $     1,838,454     $       2,377,702     $       119,376
                                      =================     ===============     =================     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                         PHOENIX MULTI-        PHOENIX MULTI-
                                      PHOENIX MONEY       SECTOR FIXED       SECTOR SHORT TERM      PHOENIX STRATEGIC
                                      MARKET SERIES      INCOME SERIES           BOND SERIES        ALLOCATION SERIES
                                      -------------      --------------      -----------------      -----------------
Income:
   Dividends                          $   1,169,327      $    2,140,916      $         171,826      $       4,368,007
Expenses:
   Mortality and expense fees               346,354             520,467                 47,731              2,080,267
   Administrative fees                        9,665               9,972                  2,004                  9,435
                                      -------------      --------------      -----------------      -----------------
Net investment income (loss)                813,308           1,610,477                122,091              2,278,305
                                      -------------      --------------      -----------------      -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         -            (318,200)                 7,076              3,118,892
   Realized gain distributions                    -                   -                      -             20,182,899
                                      -------------      --------------      -----------------      -----------------
   Realized gain (loss)                           -            (318,200)                 7,076             23,301,791
                                      -------------      --------------      -----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                 -             920,896                 26,603             (7,281,985)
                                      -------------      --------------      -----------------      -----------------
Net increase (decrease) in net
   assets from operations             $     813,308      $    2,213,173      $         155,770      $      18,298,111
                                      =============      ==============      =================      =================

                                                                                                              PHOENIX-S&P
                                                                PHOENIX-ALGER         PHOENIX-DUFF &         DYNAMIC ASSET
                                        PHOENIX-ABERDEEN       SMALL-CAP GROWTH     PHELPS REAL ESTATE     ALLOCATION SERIES:
                                      INTERNATIONAL SERIES          SERIES           SECURITIES SERIES     AGGRESSIVE GROWTH
                                      --------------------     ----------------     ------------------     ------------------
Income:
   Dividends                          $          1,203,990     $            581     $          331,835     $            3,454
Expenses:
   Mortality and expense fees                      686,207               58,962                319,868                    623
   Administrative fees                               8,157                  861                  7,835                     46
                                      --------------------     ----------------     ------------------     ------------------
Net investment income (loss)                       509,626              (59,242)                 4,132                  2,785
                                      --------------------     ----------------     ------------------     ------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                     2,143,622            1,337,379              1,484,564                     (3)
   Realized gain distributions                           -                    -              2,021,581                      -
                                      --------------------     ----------------     ------------------     ------------------
   Realized gain (loss)                          2,143,622            1,337,379              3,506,145                     (3)
                                      --------------------     ----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year               10,195,332             (282,978)             4,391,856                  1,156
                                      --------------------     ----------------     ------------------     ------------------
Net increase (decrease) in
   net assets from operations         $         12,848,580     $        995,159     $        7,902,133     $            3,938
                                      ====================     ================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                        DYNAMIC ASSET          DYNAMIC ASSET          DYNAMIC ASSET         PHOENIX-SANFORD
                                      ALLOCATION SERIES:     ALLOCATION SERIES:     ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                MODERATE            MODERATE GROWTH         VALUE SERIES
                                      ------------------     ------------------     ------------------     -----------------
Income:
   Dividends                          $            2,884     $            6,292     $           16,266     $          81,727
Expenses:
   Mortality and expense fees                        116                    947                  6,292               248,299
   Administrative fees                                15                     78                    653                 7,359
                                      ------------------     ------------------     ------------------     -----------------
Net investment income (loss)                       2,753                  5,267                  9,321              (173,931)
                                      ------------------     ------------------     ------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           4                  3,136                    429               785,203
   Realized gain distributions                         -                      -                  2,239             2,483,080

                                      ------------------     ------------------     ------------------     -----------------
   Realized gain (loss)                                4                  3,136                  2,668             3,268,283
                                      ------------------     ------------------     ------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                   (901)                   583                 62,527              (537,568)
                                      ------------------     ------------------     ------------------     -----------------
Net increase (decrease) in
   net assets from operations         $            1,856     $            8,986     $           74,516     $       2,556,784
                                      ==================     ==================     ==================     =================

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                      PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN             REALRETURN
                                      BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                      CAP VALUE SERIES          SERIES             INDEX SERIES          ADVISOR CLASS
                                      ----------------     ---------------     -----------------     --------------------
Income:
   Dividends                          $         23,189     $       227,661     $         215,763     $              1,781
Expenses:
   Mortality and expense fees                  138,319             166,291               283,577                       82
   Administrative fees                           4,789               5,956                 2,958                        4

                                      ----------------     ---------------     -----------------     --------------------
Net investment income (loss)                  (119,919)             55,414               (70,772)                   1,695
                                      ----------------     ---------------     -----------------     --------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                   453,209             506,900               550,730                     (308)
   Realized gain distributions               1,611,057           2,235,106                     -                      193
                                      ----------------     ---------------     -----------------     --------------------
   Realized gain (loss)                      2,064,266           2,742,006               550,730                     (115)
                                      ----------------     ---------------     -----------------     --------------------
Change in unrealized appreciation
   (depreciation) during the year             (383,194)           (316,736)            1,440,018                   (4,492)
                                      ----------------     ---------------     -----------------     --------------------
Net increase (decrease) in
   net assets from operations         $      1,561,153     $     2,480,684     $       1,919,976     $             (2,912)
                                      ================     ===============     =================     ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                                                                         RYDEX VARIABLE
                                            PIMCO VIT REAL        PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND         TRUST NOVA FUND
                                         ------------------      ------------------      ---------------      ---------------
Income:
   Dividends                             $              787      $            1,060      $        36,951      $           718
Expenses:
   Mortality and expense fees                           183                     251               22,659                  963
   Administrative fees                                    7                      15                1,816                   76
                                         ------------------      ------------------      ---------------      ---------------
Net investment income (loss)                            597                     794               12,476                 (321)
                                         ------------------      ------------------      ---------------      ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                            -                       (13)             (87,598)               5,475
   Realized gain distributions                        3,427                     886                  -                    -
                                         ------------------      ------------------      ---------------      ---------------
   Realized gain (loss)                               3,427                     873              (87,598)               5,475
                                         ------------------      ------------------      ---------------      ---------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,200)                 (1,809)             187,397                5,205
                                         ------------------      ------------------      ---------------      ---------------
Net increase (decrease) in
   net assets from operations            $           (2,176)     $             (142)     $       112,275      $        10,359
                                         ==================      ==================      ===============      ===============

                                                                TEMPLETON              TEMPLETON
                                      RYDEX VARIABLE         DEVELOPING MARKETS        DEVELOPING            TEMPLETON FOREIGN
                                       TRUST SECTOR          SECURITIES FUND -      MARKETS SECURITIES        SECURITIES FUND -
                                      ROTATION FUND              CLASS 1              FUND - CLASS 2             CLASS 1
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $            -        $           12,568      $            23,844      $           348,591
Expenses:
   Mortality and expense fees                   13,051                  12,950                   24,281                  312,203
   Administrative fees                             168                   1,288                      352                   31,062
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (13,219)                 (1,670)                    (789)                   5,326
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                     46,953                  79,205                  139,548                1,303,632
   Realized gain distributions                  42,580                     -                        -                        -
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                         89,533                  79,205                  139,548                1,303,632
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year               12,291                 145,716                  314,704                3,285,952
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $         88,605      $          223,251      $           453,463      $         4,594,910
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL         TEMPLETON GLOBAL         TEMPLETON GLOBAL
                                      SECURITIES FUND -      ASSET ALLOCATION         ASSET ALLOCATION        INCOME SECURITIES
                                           CLASS 2            FUND - CLASS 1           FUND - CLASS 2           FUND - CLASS 1
                                      -----------------     ------------------      -------------------      -------------------
Income:
   Dividends                          $          95,489     $        2,951,758      $           135,433      $           144,239
Expenses:
   Mortality and expense fees                    94,765                506,320                   25,356                   58,297
   Administrative fees                            3,095                 50,375                      265                    5,800
                                      -----------------     ------------------      -------------------      -------------------
Net investment income (loss)                     (2,371)             2,395,063                  109,812                   80,142
                                      -----------------     ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      (124,114)             1,651,697                   22,599                  156,258
   Realized gain distributions                      -                2,553,107                  121,071                      -
                                      -----------------     ------------------      -------------------      -------------------
   Realized gain (loss)                        (124,114)             4,204,804                  143,670                  156,258
                                      -----------------     ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year             1,515,605                678,146                  125,585                  277,546
                                      -----------------     ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $       1,389,120     $        7,278,013      $           379,067      $           513,946
                                      =================     ==================      ===================      ===================

                                      TEMPLETON GROWTH      TEMPLETON GROWTH           VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -        EQUITY AND INCOME            WANGER
                                            CLASS 1               CLASS 2           PORTFOLIO - CLASS II    INTERNATIONAL SELECT
                                      -----------------     ------------------      --------------------    --------------------
Income:
   Dividends                          $       1,342,453     $          151,479      $                -      $             18,814
Expenses:
   Mortality and expense fees                 1,134,136                144,460                       178                  89,506
   Administrative fees                          112,838                  2,440                       -                     1,496
                                      -----------------     ------------------      --------------------    --------------------
Net investment income (loss)                     95,479                  4,579                      (178)                (72,188)
                                      -----------------     ------------------      --------------------    --------------------
Realized gains (losses)
    on investments
    Realized gain (loss)
    on sale of fund shares                    1,435,290                188,645                         2                 129,464
    Realized gain distributions               3,307,804                422,010                       -                       -
                                      -----------------     ------------------      --------------------    --------------------
    Realized gain (loss)                      4,743,094                610,655                         2                 129,464
                                      -----------------     ------------------      --------------------    --------------------
Change in unrealized appreciation
   (depreciation) during the year            12,152,249              1,560,206                     2,879               2,072,717
                                      -----------------     ------------------      --------------------    --------------------
Net increase (decrease) in net
   assets from operations             $      16,990,822     $        2,175,440      $              2,703    $          2,129,993
                                      =================     ==================      ====================    ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                            WANGER
                                      INTERNATIONAL SMALL                             WANGER U.S.
                                             CAP               WANGER SELECT      SMALLER COMPANIES
                                      -------------------     ---------------     -----------------
Income:
   Dividends                          $           375,771     $        30,021     $         193,830
Expenses:
   Mortality and expense fees                     809,064              93,765               973,670
   Administrative fees                              7,375               1,440                11,432
                                      -------------------     ---------------     -----------------
Net investment income (loss)                     (440,668)            (65,184)             (791,272)
                                      -------------------     ---------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      7,715,230              469,892            13,450,062
   Realized gain distributions                       -                249,258             2,734,155
                                      -------------------     ---------------     -----------------
   Realized gain (loss)                         7,715,230             719,150            16,184,217
                                      -------------------     ---------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year              12,409,248             583,694           (10,490,044)
                                      -------------------     ---------------     -----------------
Net increase (decrease) in net
   assets from operations             $        19,683,810     $     1,237,660     $       4,902,901
                                      ===================     ===============     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                   AIM V.I. CAPITAL APPRECIATION                   AIM V.I. CORE EQUITY
                                                          FUND - CLASS I                               FUND - CLASS I
                                              ------------------------------------         -------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (40,993)          $    (30,678)           $    (4,846)        $        -
      Realized gains (losses)                        10,455                 22,159                 (3,453)                 -
      Unrealized appreciation
         (depreciation) during the year             202,357                219,949                105,945                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net assets
   from operations                                  171,819                211,430                 97,646                  -
                                               ------------           ------------            -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            556,942                441,657                 14,499                  -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     805,257                368,774              1,333,415                  -
      Transfers for contract
         benefits and terminations                 (579,267)              (375,040)              (143,242)                 -
      Contract maintenance charges                   (6,807)                (3,299)                (1,615)                 -
      Net change to contracts in
         payout period                                   (5)                   (56)                     -                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                     776,120                432,036              1,203,057                  -
                                               ------------           ------------            -----------         ------------
         Total increase (decrease)
            in net assets                           947,939                643,466              1,300,703                  -

Net assets at beginning of period                 2,824,309              2,180,843                      -                  -
                                               ------------           ------------            -----------         ------------
Net assets at end of period                   $   3,772,248           $  2,824,309            $ 1,300,703         $        -
                                              =============           ============            ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                  AIM V.I. MID CAP CORE EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                             ---------------------------------------        ----------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $      (54,576)           $     (47,697)       $    (47,370)          $  (46,479)
      Realized gains (losses)                       846,571                  202,636             185,367              234,742
      Unrealized appreciation
         (depreciation) during the year             (74,330)                 (13,087)            453,258              233,416
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                  717,665                  141,852             591,255              421,679
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
         contract owners                             23,625                   31,203             106,591              232,789
      Transfers between Investment
         Options (including
         Guaranteed Interest
         Account), net                             (180,735)                 381,514               2,188             (366,332)
      Transfers for contract
         benefits and terminations                 (469,083)                (264,552)           (767,714)            (696,417)
      Contract maintenance charges                   (1,458)                  (2,143)             (7,867)              (9,249)
      Net change to contracts in
         payout period                               (1,454)                       -                (526)              (5,120)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (629,105)                 146,022            (667,328)            (844,329)

Increase (decrease) in amounts
   retained in PHLVIC Universal
   Life Separate Account, net                    (4,768,588)                 251,142                 -                    -
                                             --------------            -------------        ------------           ----------
         Total increase (decrease)
            in net assets                        (4,680,028)                 539,016             (76,073)            (422,650)

Net assets at beginning of period                 6,625,890                6,086,874           3,790,026            4,212,676
                                             --------------            -------------        ------------           ----------
Net assets at end of period                 $     1,945,862          $     6,625,890        $  3,713,953           $3,790,026
                                            ===============          ===============        ============           ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    DWS EQUITY 500 INDEX FUND                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                         VIP - CLASS A                                  SECURITIES II
                                             ---------------------------------------        --------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      (14,683)           $      18,770        $    523,953           $  541,281
      Realized gains (losses)                       437,841                  356,492              19,352               16,715
      Unrealized appreciation
         (depreciation) during the year             691,245                 (118,692)              4,262             (421,300)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                1,114,403                  256,570             547,567              136,696
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
           contract owners                          962,420                  548,944           2,187,558            2,111,841
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     815,273                  443,100           1,904,019            1,163,798
      Transfers for contract
           benefits and terminations             (2,948,415)              (2,077,683)         (3,955,482)          (5,260,860)
      Contract maintenance charges                  (24,865)                 (17,811)            (32,186)             (49,722)
      Net change to contracts in
          payout period                                (338)                     259             (11,845)             (18,162)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                  (1,195,925)              (1,103,191)             92,064            (2,053,105)
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                           (81,522)                (846,621)            639,631            (1,916,409)

Net assets at beginning of period                 8,488,558                9,335,179          19,120,078            21,036,487
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    8,407,036            $   8,488,558        $ 19,759,709           $19,120,078
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -           FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                   SERVICE CLASS
                                             ---------------------------------------      ----------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      403,294           $      318,950        $    (44,407)          $  (260,993)
      Realized gains (losses)                        15,273                   52,330           2,586,740               830,814
      Unrealized appreciation
         (depreciation) during the year              76,503                 (289,916)            181,231             2,890,548
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net assets
   from operations                                  495,070                   81,364           2,723,564             3,460,369
                                             --------------            -------------        ------------           -----------
Contract transactions:
      Payments received from
         contract owners                             91,516                  269,690             697,648               974,501
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     488,045                1,367,965           5,861,823             6,818,965
      Transfers for contract
         benefits and terminations               (1,232,563)              (1,048,094)         (5,030,374)           (4,009,537)
      Contract maintenance charges                   (7,273)                  (7,404)            (26,980)              (34,709)
      Net change to contracts in
         payout period                               (1,533)                  (3,691)             (1,484)               (1,355)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
      transactions                                 (661,808)                 578,466           1,500,633             3,747,865
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                          (166,738)                 659,830           4,224,197             7,208,234

Net assets at beginning of period                 5,707,474                5,047,644          25,307,260            18,099,026
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    5,540,736            $   5,707,474        $ 29,531,457           $25,307,260
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES           FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS            PORTFOLIO - SERVICE CLASS
                                             ----------------------------------    ---------------------------------
                                                 2006                  2005            2006                  2005
                                                 ----                  ----            ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  (19,037)          $   (7,245)     $   (48,344)         $   (53,294)
      Realized gains (losses)                     22,000               23,924          287,087              187,184
      Unrealized appreciation
         (depreciation) during the year          141,345               97,248            7,793               87,803
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   from operations                               144,308              113,927          246,536              221,693
                                              ----------           ----------      -----------          -----------
Contract transactions:
      Payments received from
         contract owners                         674,786              278,507          108,897              371,559
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           647,540              493,302         (567,240)            (989,855)
      Transfers for contract
         benefits and terminations              (401,156)            (174,432)      (1,158,488)          (1,027,518)
      Contract maintenance charges                (5,087)              (4,159)          (9,986)             (14,152)
      Net change to contracts in
         payout period                                49                   28           (1,272)               2,791
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions          916,132              593,246       (1,628,089)          (1,657,175)
                                              ----------           ----------      -----------          -----------
         Total increase (decrease)
            in net assets                      1,060,440              707,173       (1,381,553)          (1,435,482)

Net assets at beginning of period              1,880,771            1,173,598        5,721,731            7,157,213
                                              ----------           ----------      -----------          -----------
Net assets at end of period                   $2,941,211           $1,880,771      $ 4,340,178          $ 5,721,731
                                              ==========           ==========      ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES           LAZARD RETIREMENT SMALL CAP
                                                         FUND - CLASS 2                 PORTFOLIO - SERVICE SHARES
                                              ----------------------------------     ---------------------------------
                                                  2006                   2005            2006                 2005
                                                  ----                   ----            ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   (2,407)           $       -        $   (58,368)         $   (45,089)
      Realized gains (losses)                       2,935                    -           1,198,795              389,947
      Unrealized appreciation
         (depreciation) during the year            44,481                    -            (167,692)             90,946
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   from operations                                 45,009                    -             972,735             435,804
                                               ----------            ------------     ------------         -----------
Contract transactions:
      Payments received from contract owners    1,154,515                    -              17,682              14,474
      Transfers between Investment Options
         (including Guaranteed Interest
          Account), net                           380,830                    -              21,958             296,482
      Transfers for contract
         benefits and terminations               (219,329)                   -            (221,513)            (82,353)
      Contract maintenance charges                   (166)                   -              (1,798)             (1,044)
      Net change to contracts in
         payout period                                -                      -                 (93)                134
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   resulting from contract transactions         1,315,850                    -            (183,764)            227,693

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                       -                      -          (5,552,133)          4,657,542
                                               ----------            ------------     ------------         -----------
         Total increase (decrease)
            in net assets                       1,360,859                    -          (4,763,162)          5,321,039

Net assets at beginning of period                     -                      -           5,321,039                -
                                               ----------            ------------     ------------         -----------
Net assets at end of period                    $1,360,859            $       -        $    557,877         $ 5,321,039
                                               ==========            ============     ============         ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT BOND-DEBENTURE          LORD ABBETT GROWTH AND INCOME
                                                       PORTFOLIO - CLASS VC                PORTFOLIO - CLASS VC
                                                ---------------------------------    -----------------------------------
                                                    2006                 2005              2006                 2005
                                                    ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  118,130           $  239,343       $    (5,281)         $    20,607
      Realized gains (losses)                       301,862               65,920           432,896              574,605
      Unrealized appreciation (depreciation)
         during the year                            125,097             (100,883)        1,152,821              (32,688)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                  545,089              204,380         1,580,436              562,524
                                                 ----------           ----------       -----------          -----------
Contract transactions:
      Payments received from contract owners        101,998               89,100         1,062,649              502,002
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              420,440            3,236,082         1,490,094            9,458,605
      Transfers for contract
         benefits and terminations                 (738,055)            (236,870)       (2,264,268)            (676,530)
      Contract maintenance charges                   (3,728)              (2,373)          (18,075)              (4,749)
      Net change to contracts in payout period           14                  683              (560)                (674)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions            (219,331)           3,086,622           269,840            9,278,654

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                  (2,938,852)           2,650,057               -                    -
                                                 ----------           ----------       -----------          -----------
         Total increase (decrease)
            in net assets                        (2,613,094)           5,941,059         1,850,276            9,841,178

Net assets at beginning of period                 5,941,059                  -           9,841,178                  -
                                                 ----------           ----------       -----------          -----------
Net assets at end of period                      $3,327,965           $5,941,059       $11,691,454          $ 9,841,178
                                                 ==========           ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT MID-CAP VALUE        MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC                FUND - CLASS 2
                                                   --------------------------     ------------------------------
                                                       2006           2005             2006             2005
                                                       ----           ----             ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                  $  (49,670)   $  (23,695)      $     2,057      $   (39,262)
      Realized gains (losses)                          639,735       381,926           459,097           92,500
      Unrealized appreciation (depreciation)
         during the year                               (25,256)      215,729         1,485,269          844,953
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   from operations                                     564,809       573,960         1,946,423          898,191
                                                    ----------    ----------       -----------      -----------
Contract transactions:
      Payments received from
         contract owners                                71,313        98,931         1,422,497          299,006
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                (558,562)    4,502,442         2,866,862        2,839,674
      Transfers for contract
         benefits and terminations                    (988,511)     (512,381)       (2,208,309)      (1,657,804)
      Contract maintenance charges                      (5,113)       (2,888)          (11,753)         (13,790)
      Net change to contracts in payout period             (29)          229             8,340           (1,470)
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   resulting from contract transactions             (1,480,902)    4,086,333         2,077,637        1,465,616

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      (1,789,816)    1,604,858               -                -
                                                    ----------    ----------       -----------      -----------
         Total increase (decrease) in net assets    (2,705,909)    6,265,151         4,024,060        2,363,807

Net assets at beginning of period                    6,265,151           -          10,855,419        8,491,612
                                                    ----------    ----------       -----------      -----------
Net assets at end of period                         $3,559,242    $6,265,151       $14,879,479      $10,855,419
                                                    ==========    ==========       ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      NEUBERGER BERMAN AMT FASCIANO     NEUBERGER BERMAN AMT GUARDIAN
                                                           PORTFOLIO - S CLASS             PORTFOLIO - S CLASS
                                                      -----------------------------    ------------------------------
                                                         2006                  2005         2006               2005
                                                         ----                  ----         ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (88)             $  -        $    (6)              $  -
      Realized gains (losses)                              717                 -             10                  -
      Unrealized appreciation (depreciation)
         during the year                                   510                 -            675                  -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets
   from operations                                       1,139                 -            679                  -
                                                       -------              -------     -------               -------
Contract transactions:
   Payments received from contract owners                2,808                 -            -                    -
   Transfers between Investment Options
      (including Guaranteed Interest Account), net      24,802                 -         12,003                  -
   Transfers for contract
      benefits and terminations                           (261)                -           (122)                 -
   Contract maintenance charges                              -                 -            -                    -
   Net change to contracts in payout period                  -                 -            -                    -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets resulting
   from contract transactions                           27,349                 -         11,881                  -
                                                       -------              -------     -------               -------
         Total increase (decrease) in net assets        28,488                 -         12,560                  -

Net assets at beginning of period                            -                 -            -                    -
                                                       -------              -------     -------               -------
Net assets at end of period                            $28,488              $  -        $12,560               $  -
                                                       =======              =======     =======               =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                         FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                     --------------------------------    ------------------------------
                                                        2006                   2005         2006                 2005
                                                        ----                   ----         ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    (31)               $  -        $   (167)             $  -
      Realized gains (losses)                             (228)                  -              10                 -
      Unrealized appreciation (depreciation)
         during the year                                    10                   -           3,215                 -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets
   from operations                                        (249)                  -           3,058                 -
                                                      --------                -------     --------              -------
Contract transactions:
      Payments received from
         contract owners                                 1,650                   -          18,439                 -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  18,747                   -          92,047                 -
      Transfers for contract
         benefits and terminations                     (12,948)                  -            (231)                -
      Contract maintenance charges                         -                     -             -                   -
      Net change to contracts in payout period             -                     -             -                   -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets resulting
   from contract transactions                            7,449                   -         110,255                 -
                                                      --------                -------     --------              -------
         Total increase (decrease) in net assets         7,200                   -         113,313                 -

Net assets at beginning of period                          -                     -             -                   -
                                                      --------                -------     --------              -------
Net assets at end of period                           $  7,200                $  -        $113,313              $  -
                                                      ========                =======     ========              =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       OPPENHEIMER MAIN STREET SMALL
                                                        CAP FUND/VA - SERVICE SHARES       PHOENIX CAPITAL GROWTH SERIES
                                                       -----------------------------     --------------------------------
                                                         2006                 2005            2006             2005
                                                         ----                 ----            ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                      $   (37)             $  -         $ (1,689,116)     $ (2,438,348)
      Realized gains (losses)                                 1                 -           (1,053,687)       (6,254,143)
      Unrealized appreciation (depreciation)
         during the year                                    631                 -            4,581,257        11,638,438
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                          595                 -            1,838,454         2,945,947
                                                        -------              -------      ------------      ------------
Contract transactions:
      Payments received from
         contract owners                                  3,294                 -            2,651,616         3,076,057
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   20,936                 -           (8,639,708)      (21,665,365)
      Transfers for contract
         benefits and terminations                          -                   -          (33,946,403)      (36,955,718)
      Contract maintenance charges                         (3)                  -             (254,500)         (326,047)
      Net change to contracts in payout period              -                   -                   59            10,689
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   resulting from contract transactions                  24,227                 -          (40,188,936)      (55,860,384)
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net              -                   -                  -          (2,947,821)
                                                        -------              -------      ------------      ------------
         Total increase (decrease) in net assets         24,822                 -          (38,350,482)      (55,862,258)

Net assets at beginning of period                           -                   -          185,517,961       241,380,219
                                                        -------              -------      ------------      ------------
Net assets at end of period                             $24,822              $  -         $147,167,479      $185,517,961
                                                        =======              =======      ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      -----------------------------------     -----------------------------
                                                           2006                  2005              2006             2005
                                                           ----                  ----              ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (32,524)          $   (85,696)     $  (105,658)      $ (109,956)
      Realized gains (losses)                              450,052             1,031,063            8,713         (628,683)
      Unrealized appreciation (depreciation)
         during the year                                 1,960,174              (368,994)         216,321          922,249
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets
   from operations                                       2,377,702               576,373          119,376          183,610
                                                       -----------           -----------      -----------       ----------
Contract transactions:
      Payments received from
         contract owners                                   669,010             1,012,354          286,042          287,252
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     633,245            (1,667,806)       9,691,665       (1,791,993)
      Transfers for contract
         benefits and terminations                      (3,374,215)           (4,259,344)      (2,350,656)      (1,525,419)
      Contract maintenance charges                         (23,381)              (25,711)         (19,348)         (19,486)
      Net change to contracts in payout period                (311)               (1,571)           2,962            6,269
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (2,095,652)           (4,942,078)       7,610,665       (3,043,377)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net                -               (5,825,071)            -                -
                                                       -----------           -----------      -----------       ----------
          Total increase (decrease) in net assets          282,050           (10,190,776)       7,730,041       (2,859,767)

Net assets at beginning of period                       17,067,493            27,258,269        7,747,412       10,607,179
                                                       -----------           -----------      -----------       ----------
Net assets at end of period                            $17,349,543           $17,067,493      $15,477,453       $7,747,412
                                                       ===========           ===========      ===========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                      PHOENIX MULTI-SECTOR FIXED
                                                 PHOENIX MONEY MARKET SERIES                INCOME SERIES
                                               -------------------------------     ---------------------------------
                                                    2006               2005             2006               2005
                                                    ----               ----             ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   813,308       $   313,833       $ 1,610,477        $  1,763,955
      Realized gains (losses)                           -                 -            (318,200)           (452,155)
      Unrealized appreciation (depreciation)
         during the year                                -                 -             920,896          (1,115,930)
                                                -----------       -----------       -----------        ------------
Net increase (decrease) in net assets
   from operations                                  813,308           313,833         2,213,173             195,870
                                                -----------       -----------       -----------        ------------
Contract transactions:
      Payments received from contract owners      2,985,435         3,150,145           802,019           1,140,984
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           15,633,572         6,206,675            27,547          (1,407,061)
      Transfers for contract
         benefits and terminations              (23,081,304)       (8,407,883)      (10,770,311)        (11,372,911)
      Contract maintenance charges                  (59,281)          (66,169)          (41,573)            (54,723)
      Net change to contracts in
         payout period                                 (243)           27,914            37,708              (2,970)
                                                -----------       -----------       -----------        ------------

Net increase (decrease) in net assets
   resulting from contract transactions          (4,521,821)          910,682        (9,944,610)        (11,696,681)
                                                -----------       -----------       -----------        ------------
          Total increase (decrease)
             in net assets                       (3,708,513)        1,224,515        (7,731,437)        (11,500,811)

Net assets at beginning of period                27,445,157        26,220,642        46,691,625          58,192,436
                                                -----------       -----------       -----------        ------------
Net assets at end of period                     $23,736,644       $27,445,157       $38,960,188        $ 46,691,625
                                                ===========       ===========       ===========        ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MULTI-SECTOR SHORT
                                                     TERM BOND SERIES            PHOENIX STRATEGIC ALLOCATION SERIES
                                              ------------------------------     -----------------------------------
                                                    2006               2005           2006                  2005
                                                    ----               ----           ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $  122,091         $   71,642      $  2,278,305         $  2,137,872
      Realized gains (losses)                       7,076             (2,795)       23,301,791            7,349,901
      Unrealized appreciation (depreciation)
         during the year                           26,603            (66,946)       (7,281,985)          (8,856,518)
                                               ----------         ----------      ------------         ------------
Net increase (decrease) in net assets
   from operations                                155,770              1,901        18,298,111              631,255
                                               ----------         ----------      ------------         ------------
Contract transactions:
      Payments received from
         contract owners                           99,875            126,259         1,637,928            2,548,588
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            723,739          1,607,879        (8,471,654)          (7,892,090)
      Transfers for contract
         benefits and terminations               (678,519)          (410,511)      (31,112,937)         (34,781,605)
      Contract maintenance charges                 (3,014)              (977)         (140,425)            (177,632)
      Net change to contracts in
         payout period                                -                  -               1,727              134,648
                                               ----------         ----------      ------------         ------------

Net increase (decrease) in net assets
   resulting from contract transactions           142,081          1,322,650       (38,085,361)         (40,168,091)
                                               ----------         ----------      ------------         ------------
          Total increase (decrease)
             in net assets                        297,851          1,324,551       (19,787,250)         (39,536,836)

Net assets at beginning of period               3,411,360          2,086,809       183,938,985          223,475,821
                                               ----------         ----------      ------------         ------------
Net assets at end of period                    $3,709,211         $3,411,360      $164,151,735         $183,938,985
                                               ==========         ==========      ============         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               PHOENIX-ABERDEEN INTERNATIONAL        PHOENIX-ALGER SMALL-CAP
                                                           SERIES                            GROWTH SERIES
                                               -------------------------------     -----------------------------
                                                     2006            2005              2006              2005
                                                     ----            ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   509,626       $ 1,371,080       $  (59,242)      $  (44,390)
      Realized gains (losses)                     2,143,622         2,964,661        1,337,379          379,979
      Unrealized appreciation (depreciation)
         during the year                         10,195,332         3,440,198         (282,978)        (196,521)
                                                -----------       -----------       ----------       ----------
Net increase (decrease) in net assets
   from operations                               12,848,580         7,775,939          995,159          139,068
                                                -----------       -----------       ----------       ----------
Contract transactions:
      Payments received from
         contract owners                          1,187,255           735,858           36,426          129,051
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           10,426,172        (1,191,521)       4,197,475          (59,932)
      Transfers for contract
         benefits and terminations              (10,626,801)       (9,324,679)        (408,996)        (224,180)
      Contract maintenance charges                  (55,700)          (60,926)          (3,953)          (1,081)
      Net change to contracts in
         payout period                               (1,499)           (2,452)          (1,936)          (1,848)
                                                -----------       -----------       ----------       ----------

Net increase (decrease) in net assets
   resulting from contract transactions             929,427        (9,843,720)       3,819,016         (157,990)
                                                -----------       -----------       ----------       ----------
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -          (8,780,742)      (3,301,284)         326,592
                                                -----------       -----------       ----------       ----------
          Total increase (decrease)
             in net assets                       13,778,007       (10,848,523)       1,512,891          307,670

Net assets at beginning of period                51,692,515        62,541,038        3,898,085        3,590,415
                                                -----------       -----------       ----------       ----------
Net assets at end of period                     $65,470,522       $51,692,515       $5,410,976       $3,898,085
                                                ===========       ===========       ==========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-DUFF & PHELPS REAL           PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ESTATE SECURITIES SERIES                 SERIES: AGGRESSIVE GROWTH
                                               -------------------------------       -------------------------------------
                                                    2006                 2005           2006                      2005
                                                    ----                 ----           ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     4,132        $   105,074        $  2,785                 $     -
      Realized gains (losses)                     3,506,145          2,404,494              (3)                      -
      Unrealized appreciation (depreciation)
         during the year                          4,391,856            335,843           1,156                       -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   from operations                                7,902,133          2,845,411           3,938                       -
                                                -----------        -----------        --------                 ----------
Contract transactions:
      Payments received from
         contract owners                            712,789            812,154         115,014                       -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            1,455,730          1,291,029             -                         -
      Transfers for contract
         benefits and terminations               (5,218,634)        (3,751,380)            -                         -
      Contract maintenance charges                  (35,914)           (26,838)            -                         -
      Net change to contracts in
         payout period                                6,882             33,158             -                         -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   resulting from contract transactions          (3,079,147)        (1,641,877)        115,014                       -

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -                  -           225,226                       -
                                                -----------        -----------        --------                 ----------
          Total increase (decrease)
             in net assets                        4,822,986          1,203,534         344,178                       -

Net assets at beginning of period                23,690,329         22,486,795             -                         -
                                                -----------        -----------        --------                 ----------
Net assets at end of period                     $28,513,315        $23,690,329        $344,178                 $     -
                                                ===========        ===========        ========                 ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET         PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                    SERIES: MODERATE
                                               ------------------------------     --------------------------------------
                                                     2006             2005            2006                        2005
                                                     ----             ----            ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     2,753        $    -           $    5,267                  $    -
      Realized gains (losses)                             4             -                3,136
      Unrealized appreciation (depreciation)
         during the year                               (901)            -                  583                       -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   from operations                                    1,856             -                8,986                       -
                                                -----------        ---------        ----------                  ---------

Contract transactions:
      Payments received from contract owners             59             -              199,473                       -
      Transfers between Investment Options
         (including Guaranteed Interest
            Account), net                            20,269             -                8,595                       -
      Transfers for contract
         benefits and terminations                      -               -               (2,175)                      -
      Contract maintenance charges                      (35)            -                  -                         -
      Net change to contracts in payout period          -               -                  -                         -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   resulting from contract transactions              20,293             -              205,893                       -
                                                -----------        ---------        ----------                  ---------

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      219,950             -              211,384                       -
                                                -----------        ---------        ----------                  ---------
         Total increase (decrease) in
            net assets                              242,099             -              426,263                       -

Net assets at beginning of period                       -               -                  -                         -
                                                -----------        ---------        ----------                  ---------
Net assets at end of period                     $   242,099        $    -           $  426,263                  $    -
                                                ===========        =========        ==========                  =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-S&P DYNAMIC ASSET             PHOENIX-SANFORD BERNSTEIN MID-CAP
                                              ALLOCATION SERIES: MODERATE GROWTH                VALUE SERIES
                                              ----------------------------------       ---------------------------------
                                                    2006                  2005               2006                 2005
                                                    ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    9,321              $     -          $  (173,931)         $  (250,215)
      Realized gains (losses)                       2,668                    -            3,268,283            2,095,465
      Unrealized appreciation (depreciation)
         during the year                           62,527                    -             (537,568)            (500,834)
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                 74,516                    -            2,556,784            1,344,416
                                               ----------              ----------       -----------          -----------
Contract transactions:
      Payments received from
         contract owners                          732,427                    -              703,730              730,755
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            263,275                    -             (534,581)           1,230,681
      Transfers for contract
         benefits and terminations                 (5,682)                   -           (3,604,514)          (3,229,461)
      Contract maintenance charges                    (70)                   -              (26,293)             (23,392)
      Net change to contracts in
         payout period                               -                       -                  523                5,199
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions           989,950                    -           (3,461,135)          (1,286,218)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                   217,559                    -                 -                    -
                                               ----------              ----------       -----------          -----------
          Total increase (decrease)
             in net assets                      1,282,025                    -             (904,351)              58,198

Net assets at beginning of period                    -                       -           21,290,457           21,232,259
                                               ----------              ----------       -----------          -----------
Net assets at end of period                    $1,282,025              $     -          $20,386,106          $21,290,457
                                               ==========              ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN
                                                    SMALL-CAP VALUE SERIES             PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               ---------------------------------       ----------------------------------
                                                    2006                 2005               2006                 2005
                                                    ----                 ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $  (119,919)        $  (138,258)        $    55,414         $    (20,111)
      Realized gains (losses)                     2,064,266             819,652           2,742,006              410,048
      Unrealized appreciation (depreciation)
         during the year                           (383,194)            (47,422)           (316,736)             167,582
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   from operations                                1,561,153             633,972           2,480,684              557,519
                                                -----------         -----------         -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            420,741             253,910             241,229              737,764
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              204,852           1,725,521            (594,801)          (1,865,602)
      Transfers for contract
         benefits and terminations               (2,444,415)         (1,889,592)         (2,420,663)          (3,503,944)
      Contract maintenance charges                  (14,353)            (11,352)            (16,125)             (23,734)
      Net change to contracts in
         payout period                                2,361              (1,110)              5,069              (10,859)
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   resulting from contract transactions          (1,830,814)             77,377          (2,785,291)          (4,666,375)
                                                -----------         -----------         -----------         ------------
          Total increase (decrease)
             in net assets                         (269,661)            711,349            (304,607)          (4,108,856)

Net assets at beginning of period                11,482,886          10,771,537          14,269,804           18,378,660
                                                -----------         -----------         -----------         ------------
Net assets at end of period                     $11,213,225         $11,482,886         $13,965,197         $ 14,269,804
                                                ===========         ===========         ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                             INDEX SERIES                          PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------      --------------------------------------
                                                    2006                      2005                2006                   2005
                                                    ----                      ----              ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  (70,772)              $  (112,048)       $     1,695              $      -
      Realized gains (losses)                        550,730                  352,455               (115)                    -
      Unrealized appreciation
        (depreciation) during the year             1,440,018                   79,924             (4,492)                    -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   from operations                                 1,919,976                  320,331             (2,912)                    -
                                                 -----------              -----------        -----------              -----------
Contract transactions:
       Payments received from
          contract owners                            437,844                  366,186              3,498                     -
       Transfers between Investment Options
          (including Guaranteed Interest
          Account), net                            5,694,930               (1,712,424)            72,843                     -
       Transfers for contract
          benefits and terminations               (3,736,335)              (3,317,607)               (45)                    -
       Contract maintenance charges                  (10,165)                 (16,308)                (1)                    -
       Net change to contracts in
          payout period                              (42,880)                 109,955               -                        -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   resulting from contract transactions            2,343,394               (4,570,198)            76,295                     -
                                                 -----------              -----------        -----------              -----------
         Total increase (decrease)
            in net assets                          4,263,370               (4,249,867)            73,383                     -

Net assets at beginning of period                 16,669,142               20,919,009               -                        -
                                                 -----------              -----------        -----------              -----------
Net assets at end of period                      $20,932,512              $16,669,142        $    73,383              $      -
                                                 ===========              ===========        ===========              ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                                PORTFOLIO - ADVISOR CLASS       PORTFOLIO - ADVISOR CLASS
                                                -------------------------      --------------------------
                                                   2006           2005            2006            2005
                                                   ----           ----            ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $    597        $   -          $    794        $    -
      Realized gains (losses)                       3,427            -               873             -
      Unrealized appreciation (depreciation)
         during the year                           (6,200)           -            (1,809)            -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   from operations                                 (2,176)           -              (142)            -
                                                 --------        --------       --------        ---------
Contract transactions:
      Payments received from
         contract owners                                1            -             8,235             -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            131,673            -           198,479             -
      Transfers for contract
         benefits and terminations                   (247)           -           (13,209)            -
      Contract maintenance charges                    -              -                (5)            -
      Net change to contracts in
         payout period                                -              -               -               -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   resulting from contract transactions           131,427            -           193,500             -
                                                 --------        --------       --------        ---------
          Total increase (decrease)
             in net assets                        129,251            -           193,358             -

Net assets at beginning of period                     -              -               -               -
                                                 --------        --------       --------        ---------
Net assets at end of period                      $129,251        $   -          $193,358        $    -
                                                 ========        ========       ========        =========


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                        LONG BOND FUND                         RYDEX VARIABLE TRUST NOVA FUND
                                           -------------------------------------------     ------------------------------------
                                                   2006                     2005                  2006                2005
                                                   ----                     ----                  ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     12,476            $    (30,402)          $      (321)        $     (961)
      Realized gains (losses)                       (87,598)                (14,391)                5,475                 77
      Unrealized appreciation
         (depreciation) during the year             187,397                 (80,833)                5,205              2,784
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net assets
   from operations                                  112,275                (125,626)               10,359              1,900
                                               ------------            ------------           -----------         ----------
Contract transactions:
   Payments received from
      contract owners                                36,799                 181,047                   -               11,741
   Transfers between Investment
      Options (including Guaranteed
      Interest Account), net                       (451,157)                (48,977)                 (512)              (187)
   Transfers for contract
      benefits and terminations                    (517,909)               (150,528)              (28,743)              (268)
   Contract maintenance charges                      (8,080)                 (5,539)                 (252)               (52)
   Net change to contracts in
      payout period                                     -                       -                     -                  -
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (940,347)                (23,997)              (29,507)            11,234
                                               ------------            ------------           -----------         ----------
      Total increase (decrease)
         in net assets                             (828,072)               (149,623)              (19,148)            13,134

Net assets at beginning of period                 1,712,457               1,862,080                76,134             63,000
                                               ------------            ------------           -----------         ----------
Net assets at end of period                    $    884,385            $  1,712,457           $    56,986         $   76,134
                                               ============            ============           ===========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      RYDEX VARIABLE TRUST SECTOR            TEMPLETON DEVELOPING MARKETS
                                                            ROTATION FUND                      SECURITIES FUND - CLASS 1
                                                  -----------------------------------     ----------------------------------
                                                          2006             2005                 2006             2005
                                                          ----             ----                 ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   (13,219)      $     (8,959)        $     (1,670)     $       537
      Realized gains (losses)                             89,533              6,233               79,205           45,864
      Unrealized appreciation (depreciation)
         during the year                                  12,291             94,995              145,716          174,262
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets
   from operations                                        88,605             92,269              223,251          220,663
                                                     -----------       ------------         ------------      -----------
Contract transactions:
   Payments received from
      contract owners                                     10,019             10,128               10,616            3,250
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (131,489)           593,461               76,108          134,481
   Transfers for contract
      benefits and terminations                         (269,363)          (108,356)            (268,537)        (278,577)
   Contract maintenance charges                           (1,693)              (787)                (666)            (688)
   Net change to contracts in payout period                  (18)               (56)                 -                -
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (392,544)           494,390             (182,479)        (141,534)
                                                     -----------       ------------         ------------      -----------

      Total increase (decrease) in net assets           (303,939)           586,659               40,772           79,129

Net assets at beginning of period                      1,131,499            544,840              986,568          907,439
                                                     -----------       ------------         ------------      -----------
Net assets at end of period                          $   827,560       $  1,131,499         $  1,027,340      $   986,568
                                                     ===========       ============         ============      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                             TEMPLETON DEVELOPING
                                                              MARKETS SECURITIES                  TEMPLETON FOREIGN SECURITIES
                                                                FUND - CLASS 2                            FUND - CLASS 1
                                                    ------------------------------------     --------------------------------------
                                                           2006             2005                    2006              2005
                                                           ----             ----                    ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $       (789)    $      1,458            $       5,326     $     (19,266)
      Realized gains (losses)                               139,548          (21,516)               1,303,632         1,041,787
      Unrealized appreciation (depreciation)
         during the year                                    314,704          437,711                3,285,952         1,066,539
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets
   from operations                                          453,463          417,653                4,594,910         2,089,060
                                                       ------------     ------------            -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                        13,434           11,114                   63,678            36,703
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                (61,259)        (105,377)                (250,662)         (492,923)
   Transfers for contract
      benefits and terminations                            (325,787)        (206,794)              (3,003,156)       (3,016,887)
   Contract maintenance charges                                (989)          (1,805)                 (15,232)          (16,563)
   Net change to contracts in payout period                     (46)             (85)                   4,424               (88)
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets resulting
     from contract transactions                            (374,647)        (302,947)              (3,200,948)       (3,489,758)
                                                       ------------     ------------            -------------     -------------

         Total increase (decrease) in net assets             78,816          114,706                1,393,962        (1,400,698)

Net assets at beginning of period                         1,955,275        1,840,569               24,799,750        26,200,448
                                                       ------------     ------------            -------------     -------------
Net assets at end of period                            $  2,034,091     $  1,955,275            $  26,193,712     $  24,799,750
                                                       ============     ============            =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                              FUND - CLASS 2                            FUND - CLASS 1
                                                  -------------------------------------     -------------------------------------
                                                          2006             2005                     2006            2005
                                                          ----             ----                     ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (2,371)    $     (8,446)           $   2,395,063   $   1,047,759
      Realized gains (losses)                             (124,114)        (120,058)               4,204,804       1,481,039
      Unrealized appreciation (depreciation)
         during the year                                 1,515,605          772,499                  678,146      (1,594,205)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets
   from operations                                       1,389,120          643,995                7,278,013         934,593
                                                     -------------     ------------            -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      212,569          549,600                  336,546         145,939
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                   791          442,856                  566,753         (98,773)
   Transfers for contract
      benefits and terminations                         (1,604,949)      (1,196,648)              (6,358,832)     (4,093,761)
   Contract maintenance charges                            (13,338)          (9,398)                 (28,017)        (30,868)
   Net change to contracts in payout period                   (549)            (327)                  (4,489)           (290)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,405,476)        (213,917)              (5,488,039)     (4,077,753)
                                                     -------------     ------------            -------------   -------------

         Total increase (decrease) in net assets           (16,356)         430,078                1,789,974      (3,143,160)

Net assets at beginning of period                        7,804,801        7,374,723               40,152,552      43,295,712
                                                     -------------     ------------            -------------   -------------
Net assets at end of period                          $   7,788,445     $  7,804,801            $  41,942,526   $  40,152,552
                                                     =============     ============            =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  TEMPLETON GLOBAL ASSET ALLOCATION         TEMPLETON GLOBAL INCOME SECURITIES
                                                            FUND - CLASS 2                              FUND - CLASS 1
                                                -------------------------------------     --------------------------------------
                                                        2006             2005                      2006            2005
                                                        ----             ----                      ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $     109,812     $      61,504            $      80,142    $     248,462
      Realized gains (losses)                            143,670           (36,254)                 156,258           39,077
      Unrealized appreciation (depreciation)
         during the year                                 125,585            20,287                  277,546         (511,090)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   from operations                                       379,067            45,537                  513,946         (223,551)
                                                   -------------     -------------            -------------    -------------
Contract transactions:
   Payments received from
      contract owners                                     18,296            58,353                   71,918           17,631
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (53,986)         (142,466)                  50,439          357,547
   Transfers for contract
      benefits and terminations                         (724,680)         (423,740)                (944,749)        (430,716)
   Contract maintenance charges                           (8,816)           (2,839)                  (3,539)          (3,227)
   Net change to contracts in payout period                 (783)             (133)                    (893)          (1,255)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (769,969)         (510,825)                (826,824)         (60,020)
                                                   -------------     -------------            -------------    -------------
      Total increase (decrease)
         in net assets                                  (390,902)         (465,288)                (312,878)        (283,571)

Net assets at beginning of period                      2,354,468         2,819,756                4,925,885        5,209,456
                                                   -------------     -------------            -------------    -------------
Net assets at end of period                        $   1,963,566     $   2,354,468            $   4,613,007    $   4,925,885
                                                   =============     =============            =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                       TEMPLETON GROWTH SECURITIES               TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 1                             FUND - CLASS 2
                                                  -------------------------------------     ------------------------------------
                                                          2006             2005                    2006            2005
                                                          ----             ----                    ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      95,479     $    (139,217)          $       4,579    $    (16,319)
      Realized gains (losses)                            4,743,094           275,875                 610,655          78,779
      Unrealized appreciation (depreciation)
         during the year                                12,152,249         6,323,686               1,560,206         735,585
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   from operations                                      16,990,822         6,460,344               2,175,440         798,045
                                                     -------------     -------------           -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      676,634           477,572               1,410,882         429,991
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (1,779,774)       (1,503,849)                877,390       1,105,022
   Transfers for contract
      benefits and terminations                        (10,651,623)      (11,963,790)             (2,233,954)     (2,121,363)
   Contract maintenance charges                            (57,050)          (61,130)                (19,323)        (16,838)
   Net change to contracts in payout period                 (2,861)            1,361                  (3,138)         (5,618)
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   resulting from contract transactions                (11,814,674)      (13,049,836)                 31,857        (608,806)
                                                     -------------     -------------           -------------   -------------
      Total increase (decrease)
         in net assets                                   5,176,148        (6,589,492)              2,207,297         189,239

Net assets at beginning of period                       89,054,911        95,644,403              11,039,768      10,850,529
                                                     -------------     -------------           -------------   -------------
Net assets at end of period                          $  94,231,059     $  89,054,911           $  13,247,065   $  11,039,768
                                                     =============     =============           =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        VAN KAMPEN UIF EQUITY AND
                                                       INCOME PORTFOLIO - CLASS II             WANGER INTERNATIONAL SELECT
                                                  -----------------------------------     -------------------------------------
                                                        2006                2005                  2006              2005
                                                        ----                ----                  ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (178)          $     -           $     (72,188)     $      38,399
      Realized gains (losses)                                  2                 -                 129,464             16,567
      Unrealized appreciation (depreciation)
         during the year                                   2,879                 -               2,072,717            707,760
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets
   from operations                                         2,703                 -               2,129,993            762,726
                                                     -----------           ---------         -------------      -------------
Contract transactions:
   Payments received from
      contract owners                                         1                  -                 204,370            168,349
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             92,416                  -               1,527,518            732,510
   Transfers for contract
      benefits and terminations                              -                   -              (1,116,823)          (672,821)
   Contract maintenance charges                              (5)                 -                  (7,748)            (8,708)
   Net change to contracts in payout period                  -                   -                  10,473             (3,163)
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets resulting
   from contract transactions                             92,412                 -                 617,790            216,167
                                                     -----------           ---------         -------------      -------------

         Total increase (decrease) in net assets          95,115                 -               2,747,783            978,893

Net assets at beginning of period                            -                   -               5,879,942          4,901,049
                                                     -----------           ---------         -------------      -------------
Net assets at end of period                          $    95,115           $     -           $   8,627,725      $   5,879,942
                                                     ===========           =========         =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                   WANGER SELECT
                                                  ------------------------------------     -------------------------------------
                                                           2006             2005                   2006              2005
                                                           ----             ----                   ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (440,668)   $     (101,870)        $     (65,184)    $     (86,930)
      Realized gains (losses)                             7,715,230         5,564,901               719,150           558,665
      Unrealized appreciation (depreciation)
         during the year                                 12,409,248         5,412,315               583,694           138,455
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   from operations                                       19,683,810        10,875,346             1,237,660           610,190
                                                     --------------    --------------         -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                     1,218,963         1,085,755               140,734           252,815
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (2,784,054)         (651,202)              636,478           251,525
   Transfers for contract
      benefits and terminations                         (11,372,832)      (12,207,223)           (1,698,419)         (695,432)
   Contract maintenance charges                             (68,987)          (64,708)               (9,630)           (6,221)
   Net change to contracts in payout period                  (1,336)             (450)                  225            (2,369)
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (13,008,246)      (11,837,828)             (930,612)         (199,682)
                                                     --------------    --------------         -------------     -------------

      Total increase (decrease) in net assets             6,675,564          (962,482)              307,048           410,508

Net assets at beginning of period                        61,174,978        62,137,460             7,538,289         7,127,781
                                                     --------------    --------------         -------------     -------------
Net assets at end of period                          $   67,850,542    $   61,174,978         $   7,845,337     $   7,538,289
                                                     ==============    ==============         =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   WANGER U.S. SMALLER COMPANIES
                                                          ---------------------------------------------
                                                                    2006                  2005
                                                                    ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                            $     (791,272)        $   (1,164,319)
      Realized gains (losses)                                     16,184,217             14,555,834
      Unrealized appreciation (depreciation)
         during the year                                         (10,490,044)            (5,128,263)
                                                              --------------         --------------
Net increase (decrease) in net assets
   from operations                                                 4,902,901              8,263,252
                                                              --------------         --------------
Contract transactions:
   Payments received from
      contract owners                                              1,204,951              1,628,871
   Transfers between Investment Options
      (including Guaranteed Interest Account), net                (6,312,157)            (2,867,604)
   Transfers for contract
      benefits and terminations                                  (18,158,940)           (21,407,958)
   Contract maintenance charges                                      (79,902)              (105,150)
   Net change to contracts in payout period                            8,241                  7,956
                                                              --------------         --------------
Net increase (decrease) in net assets resulting
   from contract transactions                                    (23,337,807)           (22,743,885)
                                                              --------------         --------------

         Total increase (decrease) in net assets                 (18,434,906)           (14,480,633)

Net assets at beginning of period                                 88,820,410            103,301,043
                                                              --------------         --------------
Net assets at end of period                                   $   70,385,504         $   88,820,410
                                                              ==============         ==============

                        See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 59 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Income Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $  1,490,091       $    755,065
    AIM V.I. Core Equity Fund - Class I                                         2,066,223            868,013
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   356,943          5,355,442
    Alger American Leveraged AllCap Portfolio - Class O                           661,553          1,376,381
    DWS Equity 500 Index Fund VIP - Class A                                     4,226,743          5,437,656
    Federated Fund for U.S. Government Securities II                            6,213,106          5,597,771
    Federated High Income Bond Fund II - Primary Shares                         1,516,537          1,775,256
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       11,700,578          7,897,120
    Fidelity VIP Growth Opportunities Portfolio - Service Class                 1,521,526            624,499
    Fidelity VIP Growth Portfolio - Service Class                                 384,585          2,061,220
    Franklin Income Securities Fund - Class 2                                   1,545,845            232,269
    Lazard Retirement Small Cap Portfolio - Service Shares                        590,002          5,487,360
    Lord Abbett Bond-Debenture Portfolio - Class VC                               909,625          3,805,491
    Lord Abbett Growth and Income Portfolio - Class VC                          3,726,111          3,092,357
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                823,843          3,785,099
    Mutual Shares Securities Fund - Class 2                                     5,827,559          3,343,549
    Neuberger Berman AMT Fasciano Portfolio - S Class                              28,328                348
    Neuberger Berman AMT Guardian Portfolio - S Class                              12,028                153
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      20,398             12,980
    Oppenheimer Global Securities Fund/VA - Service Shares                        110,485                397
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     24,230                 41
    Phoenix Capital Growth Series                                               9,311,013         51,195,390
    Phoenix Growth and Income Series                                            3,396,054          5,524,837
    Phoenix Mid-Cap Growth Series                                              11,683,185          4,178,448
    Phoenix Money Market Series                                                26,370,679         30,077,448
    Phoenix Multi-Sector Fixed Income Series                                    5,229,719         13,565,447
    Phoenix Multi-Sector Short Term Bond Series                                 1,288,507          1,024,463
    Phoenix Strategic Allocation Series                                        26,587,533         42,217,844
    Phoenix-Aberdeen International Series                                      15,843,842         14,406,544
    Phoenix-Alger Small-Cap Growth Series                                       5,076,293          4,280,317
    Phoenix-Duff & Phelps Real Estate Securities Series                         6,943,728          7,997,983
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth                318,470                670
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                           223,211                166
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                         519,112            107,952
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                1,214,207             12,698
    Phoenix-Sanford Bernstein Mid-Cap Value Series                              6,013,667          7,166,390
    Phoenix-Sanford Bernstein Small-Cap Value Series                            3,503,012          3,843,086
    Phoenix-Van Kampen Comstock Series                                          3,380,191          3,875,449
    Phoenix-Van Kampen Equity 500 Index Series                                  7,273,666          5,001,862
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class               82,279              4,096
    PIMCO VIT Real Return Portfolio - Advisor Class                               135,888                438
    PIMCO VIT Total Return Portfolio - Advisor Class                              208,662             13,481
    Rydex Variable Trust Inverse Government Long Bond Fund                        157,859          1,085,809
    Rydex Variable Trust Nova Fund                                                 17,157             46,990
    Rydex Variable Trust Sector Rotation Fund                                     367,210            730,431
    Templeton Developing Markets Securities Fund - Class 1                        276,310            460,497
    Templeton Developing Markets Securities Fund - Class 2                        710,722          1,086,223
    Templeton Foreign Securities Fund - Class 1                                   740,484          3,937,045
    Templeton Foreign Securities Fund - Class 2                                   893,402          2,301,526
    Templeton Global Asset Allocation Fund - Class 1                            6,653,575          7,194,967
    Templeton Global Asset Allocation Fund - Class 2                              276,933            816,099
    Templeton Global Income Securities Fund - Class 1                             489,573          1,236,441
    Templeton Growth Securities Fund - Class 1                                  5,777,797         14,192,561
    Templeton Growth Securities Fund - Class 2                                  3,433,080          2,975,020

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Van Kampen UIF Equity and Income Portfolio - Class II                    $     92,417       $        183
    Wanger International Select                                                 2,710,437          2,165,037
    Wanger International Small Cap                                              4,408,785         17,859,800
    Wanger Select                                                               1,754,993          2,501,793
    Wanger U.S. Smaller Companies                                               5,564,662         26,962,657
                                                                             ------------       ------------
                                                                             $212,684,653       $331,556,555
                                                                             ============       ============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      1,469,865      (722,436)       747,429     1,359,774      (906,166)      453,608
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               2,054,487      (857,145)     1,197,342             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         127,461    (4,621,371)    (4,493,910)      618,842      (472,326)      146,516
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                              904,824    (1,795,668)      (890,844)      962,335    (2,376,982)   (1,414,647)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           3,457,002    (4,392,970)      (935,968)    2,600,210    (3,586,822)     (986,612)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  4,562,035    (4,343,221)       218,814     4,872,246    (6,511,250)   (1,639,004)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                         817,802    (1,337,192)      (519,390)    2,445,765    (1,959,803)      485,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                      7,207,740    (5,974,392)     1,233,348     9,800,257    (5,799,685)    4,000,572
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      1,682,886      (739,246)       943,640     1,177,263      (544,377)      632,886
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        509,628    (2,804,862)    (2,295,234)    1,200,128    (3,831,002)   (2,630,874)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2         1,452,223      (214,570)     1,237,653             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       117,758    (4,540,649)    (4,422,891)    5,019,112      (150,659)    4,868,453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             682,057    (3,478,953)    (2,796,896)    6,236,639      (419,803)    5,816,836
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           2,861,196    (2,613,192)       248,004    10,330,562      (943,753)    9,386,809
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             489,618    (3,311,217)    (2,821,599)    6,643,607      (853,476)    5,790,131
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           3,268,483    (1,876,181)     1,392,302     2,311,625    (1,344,740)      966,885
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                               29,834          (274)        29,560             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                               12,009          (121)        11,888             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                          19,665       (12,554)         7,111             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         107,140          (230)       106,910             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                          24,350            (3)        24,347             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     3,811,109    (8,829,211)    (5,018,102)      875,459   (15,790,248)   14,914,789)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  2,557,664    (4,148,366)    (1,590,702)    3,651,238   (12,591,577)   (8,940,339)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     8,986,481    (3,174,633)     5,811,848       573,223    (3,026,294)   (2,453,071)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      11,801,794   (15,302,370)    (3,500,576)   14,082,866   (10,483,007)    3,599,859
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          1,125,815    (3,014,886)    (1,889,071)    1,338,421    (3,924,748)   (2,586,327)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,047,768      (911,655)       136,113     1,831,458      (566,887)    1,264,571
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 411,144    (7,153,309)    (6,742,165)      761,410    (8,481,875)   (7,720,465)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             6,787,921    (5,065,756)     1,722,165     1,202,369    (9,586,429)   (8,384,060)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             2,560,270    (2,164,395)       395,875       271,250      (386,421)     (115,171)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,015,827    (1,687,590)      (671,763)    1,536,526    (1,706,487)     (169,961)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                        107,371             -        107,371             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                    20,448           (35)        20,413             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 313,423      (105,793)       207,630             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          998,123        (5,623)       992,500             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   1,933,645    (3,799,013)    (1,865,368)    2,629,072    (3,436,591)     (807,519)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     928,495    (1,804,722)      (876,227)    1,803,450    (1,747,942)       55,508
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  565,438    (2,365,888)    (1,800,450)      780,634    (4,112,995)   (3,332,361)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series        5,632,079    (4,145,677)     1,486,402     1,278,119    (5,401,210)   (4,123,091)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                         78,288        (4,279)        74,009             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                        129,022          (238)       128,784             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                        203,484       (13,003)       190,481             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                        131,521    (1,159,915)    (1,028,394)      278,096      (304,058)      (25,962)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       11,310       (31,036)       (19,726)        8,852          (502)        8,350
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           213,358      (481,368)      (268,010)      473,662      (106,330)      367,332
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 1                        201,445      (350,229)      (148,784)      165,804      (298,693)     (132,889)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                        520,833      (796,505)      (275,672)       16,666      (343,219)     (326,553)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1         124,373    (1,151,005)    (1,026,632)       55,830    (1,347,857)   (1,292,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2         515,697    (1,454,300)      (938,603)    1,146,552    (1,289,102)     (142,550)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 1                                  241,077    (1,445,775)     (1,204,698)     102,257    (1,088,646)      (986,389)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   11,114      (425,298)       (414,184)      46,155      (360,539)      (314,384)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities
   Fund - Class 1                                  119,004      (407,478)       (288,474)     157,206      (179,895)       (22,689)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 1                                  227,136    (2,546,586)     (2,319,450)     315,179    (3,262,167)    (2,946,988)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 2                                1,778,548    (1,591,495)        187,053    1,338,824    (1,660,382)      (321,558)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                             92,084            (5)         92,079            -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      1,212,618      (912,105)        300,513      822,303      (686,441)       135,862
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     910,002    (3,506,283)     (2,596,281)   1,190,937    (3,972,067)    (2,781,130)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      628,113    (1,016,602)       (388,489)     503,751      (584,774)       (81,023)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      766,893    (7,107,805)     (6,340,912)   1,368,068    (7,428,985)    (6,060,917)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
     2006       3,554      0.98     to      1.18       3,772          0.06%      0.90%   to      1.80%     (2.35%)  to      5.35%
     2005       2,807      0.94     to      1.13       2,824          0.07%      0.90%   to      1.80%     (0.93%)  to      7.86%
     2004       2,353      0.87     to      1.05       2,181              -      0.90%   to      1.80%      4.71%   to      5.67%
     2003       1,812      0.83     to      0.99       1,568              -      0.90%   to      1.80%      1.40%   to     33.13%
     2002         787      0.65     to      0.77         523              -      0.90%   to      1.80%    (25.42%)  to      0.76%
AIM V.I. Core Equity Fund - Class I
     2006(14)   1,197      1.08     to      1.09       1,301          0.75%      0.90%   to      1.80%      7.84%   to      8.50%
     2005           -         -     to         -           -              -          -   to          -          -   to          -
     2004           -         -     to         -           -              -          -   to          -          -   to          -
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
AIM V.I. Mid Cap Core Equity Fund - Class I
     2006       1,641      1.17     to      1.20       1,946          0.32%      0.90%   to      1.80%      4.61%   to     10.24%
     2005       6,135      1.07     to      1.08       6,626          0.53%      0.90%   to      1.80%      5.69%   to      6.65%
     2004(9)    5,988      1.02     to      1.02       6,087          2.30%      0.90%   to      1.80%      1.84%   to      1.91%
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
Alger American Leveraged AllCap Portfolio - Class O
     2006       4,326      0.77     to      1.52       3,714              -      0.90%   to      1.80%     17.13%   to     18.19%
     2005       5,217      0.65     to      1.30       3,790              -      0.90%   to      1.80%     12.39%   to     13.42%
     2004       6,658      0.58     to      1.15       4,213              -      0.90%   to      1.80%      1.32%   to      7.21%
     2003       8,370      0.54     to      0.94       4,868              -      0.90%   to      1.80%      8.23%   to     33.51%
     2002       6,412      0.40     to      0.70       2,802          0.01%      0.90%   to     1.650%    (34.82%)  to    (13.02%)
DWS Equity 500 Index Fund VIP - Class A
     2006       6,435      1.19     to      1.35       8,407          1.12%      0.90%   to      1.80%      8.46%   to     14.49%
     2005       7,371      1.04     to      1.18       8,489          1.52%      0.90%   to      1.80%     (0.77%)  to      3.74%
     2004       8,357      1.07     to      1.14       9,335          1.06%      0.90%   to      1.80%      8.60%   to      9.60%
     2003       7,498      0.98     to      1.04       7,699          1.07%      0.90%   to      1.80%      6.19%   to     27.00%
     2002       3,744      0.78     to      0.82       3,047          3.21%      0.90%   to      1.80%    (24.72%)  to      3.75%
Federated Fund for U.S. Government Securities II
     2006      16,024      1.02     to      1.36      19,760          3.99%      0.50%   to      1.80%      0.02%   to      3.20%
     2005      15,806      1.00     to      1.32      19,120          3.99%      0.50%   to      1.80%     (0.01%)  to      1.52%
     2004      17,445      1.08     to      1.31      21,036          4.48%      0.50%   to      1.80%      1.75%   to      3.09%
     2003      19,082      1.04     to      1.28      22,848          3.86%      0.50%   to      1.80%     (0.03%)  to      1.44%
     2002      24,070      1.06     to      1.26      29,241          2.51%      0.90%   to      1.80%      2.47%   to      8.07%
Federated High Income Bond Fund II - Primary Shares
     2006       4,086      1.31     to      1.47       5,541          8.56%      0.90%   to      1.80%      8.82%   to      9.81%
     2005       4,605      1.20     to      1.34       5,707          7.39%      0.90%   to      1.80%      0.82%   to      1.74%
     2004       4,119      1.19     to      1.32       5,048          9.62%      0.90%   to      1.80%      8.47%   to      9.47%
     2003       7,378      1.09     to      1.21       8,317          6.15%      0.90%   to      1.80%     20.02%   to     21.12%
     2002       4,412      0.90     to      1.00       7,015         11.59%      0.90%   to     1.800%     (1.83%)  to      2.99%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
     2006      21,842      1.24     to      1.65      29,531         1.11%       0.90%   to      1.80%      7.61%   to     10.59%
     2005      20,609      1.19     to      1.49      25,307         0.17%       0.90%   to      1.80%     14.75%   to     15.80%
     2004      16,608      1.03     to      1.29      18,099         0.22%       0.90%   to      1.80%     11.45%   to     14.30%
     2003      11,677      0.91     to      1.13      10,797         0.32%       0.90%   to      1.80%     26.04%   to     27.20%
     2002       9,515      0.72     to      0.90       6,870         0.46%       0.90%   to     1.800%    (10.67%)  to     (0.63%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
     2006       3,078      0.82     to      1.30       2,941         0.50%       0.90%   to      1.80%      3.41%   to     13.37%
     2005       2,134      0.79     to      1.15       1,881         0.70%       0.90%   to      1.80%     (1.09%)  to      7.89%
     2004       1,501      0.73     to      1.07       1,174         0.54%       0.90%   to      1.80%     (0.92%)  to      6.10%
     2003       1,857      0.70     to      1.01       1,499         0.53%       0.90%   to      1.80%     10.07%   to     30.86%
     2002       1,429      0.54     to      0.79         804         0.79%       0.90%   to      1.40%    (23.01%)  to     (1.79%)
Fidelity VIP Growth Portfolio - Service Class
     2006       5,538      0.70     to      1.05       4,340         0.31%       0.90%   to      1.80%      4.82%   to      5.77%
     2005       7,833      0.66     to      1.00       5,722         0.42%       0.90%   to      1.80%      3.78%   to      4.73%
     2004      10,464      0.63     to      0.95       7,157         0.16%       0.90%   to      1.80%      1.40%   to      2.33%
     2003      10,105      0.62     to      0.93       6,636         0.18%       0.90%   to      1.80%      1.62%   to     31.59%
     2002       9,253      0.47     to      0.71       4,493         0.11%       0.90%   to      1.80%    (31.18%)  to     (0.97%)
Franklin Income Securities Fund - Class 2
     2006(16)   1,238      1.04     to      1.11       1,361         0.20%       0.90%   to      1.80%     (0.12%)  to     12.16%
     2005           -         -     to         -           -             -           -   to          -          -   to          -
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lazard Retirement Small Cap Portfolio - Service Shares
     2006         446      1.24     to      1.26         558             -       1.00%   to      1.80%     12.63%   to     14.91%
     2005(11)   4,868      1.09     to      1.09       5,321             -       1.00%   to      1.80%      9.31%   to     11.83%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Bond-Debenture Portfolio - Class VC
     2006       3,020      1.09     to      1.11       3,328         3.40%       0.90%   to      1.80%      7.37%   to      8.35%
     2005(11)   5,817      1.02     to      1.02       5,941         7.84%       0.90%   to      1.80%      2.16%   to      4.69%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Growth and Income Portfolio - Class VC
     2006       9,635      1.20     to      1.22      11,691         1.26%       0.90%   to      1.80%     14.08%   to     16.22%
     2005(11)   9,387      1.04     to      1.05       9,841         1.67%       0.90%   to      1.80%     (0.69%)  to      8.58%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
     2006      2,969       1.19     to      1.21       3,559         0.33%       0.90%   to     1.80%      9.55%    to    11.22%
     2005(10)  5,790       1.08     to      1.09       6,265         0.69%       0.90%   to     1.80%      8.22%    to    13.50%
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Mutual Shares Securities Fund - Class 2
     2006      8,278       1.25     to      1.96      14,879         1.25%       0.90%   to     1.80%      3.31%    to    17.32%
     2005      6,886       1.29     to      1.68      10,855         0.88%       0.90%   to     1.80%      8.57%    to     9.56%
     2004      5,919       1.19     to      1.54       8,492         0.76%       0.90%   to     1.80%      8.77%    to    11.62%
     2003      5,592       1.07     to      1.38       7,282         1.04%       0.90%   to     1.80%     22.90%    to    24.02%
     2002      5,282       0.87     to      1.12       5,692         0.96%       0.90%   to     1.80%    (15.90%)   to    (0.26%)
Neuberger Berman AMT Fasciano Portfolio - S Class
     2006(21)     30       0.96     to      0.96          28             -       1.25%   to     1.65%      3.85%    to     6.74%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Neuberger Berman AMT Guardian Portfolio - S Class
     2006(19)     12       1.06     to      1.06          13         0.45%       1.10%   to     1.25%      1.81%    to    15.16%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
     2006(24)      7       1.01     to      1.01           7             -       1.25%   to     1.80%     (1.84%)   to     0.24%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Global Securities Fund/VA - Service Shares
     2006(16)    107       1.06     to      1.06         113             -       1.10%   to     1.80%     (0.25%)   to    17.36%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     2006(20)     24       0.99     to      1.04          25             -       1.10%   to     1.80%      0.39%    to    11.15%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix Capital Growth Series
     2006      25,555      0.64     to      9.79      147,167        0.18%       0.90%   to     1.80%     (0.44%)   to     2.29%
     2005      30,573      0.63     to      9.58      185,518        0.06%       0.90%   to     1.80%     (4.41%)   to     2.78%
     2004      45,488      0.61     to      9.33      241,380        0.80%       0.90%   to     1.80%      3.08%    to     4.03%
     2003      55,308      0.59     to      8.98      282,819        0.10%       0.90%   to     1.80%      9.56%    to    25.35%
     2002      62,992      0.47     to      7.17      271,408            -       0.90%   to     1.80%    (25.86%)   to    (0.10%)
Phoenix Growth and Income Series
     2006      12,710      1.12     to      1.48       17,350        1.10%       0.90%   to     1.80%     15.08%    to    16.13%
     2005      14,300      0.97     to      1.28       17,067        0.93%       0.90%   to     1.80%     (0.77%)   to     3.86%
     2004      23,241      0.93     to      1.23       27,258        1.32%       0.90%   to     1.80%      8.49%    to     9.48%
     2003      18,931      0.85     to      1.13       20,410        1.14%       0.90%   to     1.80%      1.75%    to    26.32%
     2002      21,648      0.67     to      0.89       18,605        0.75%       0.90%   to     1.80%    (23.60%)   to    (2.31%)
Phoenix Mid-Cap Growth Series
     2006      12,170      0.74     to      1.36       15,477            -       0.90%   to     1.80%      2.26%    to     3.20%
     2005       6,358      0.72     to      1.32        7,747            -       0.90%   to     1.80%      2.31%    to     3.24%
     2004       8,811      0.70     to      1.29       10,607            -       0.90%   to     1.80%      4.80%    to     5.76%
     2003      10,964      0.66     to      1.22       12,681            -       0.90%   to     1.80%     26.52%    to    27.68%
     2002      12,955      0.52     to      0.96       11,874            -       0.90%   to     1.80%    (33.45%)   to    (0.02%)
Phoenix Money Market Series
     2006      12,527      1.01     to      2.71       23,737        4.30%       0.90%   to     2.25%      0.02%    to     3.48%
     2005      16,027      0.97     to      2.62       27,445        2.52%       0.90%   to     2.25%      0.01%    to     1.66%
     2004      12,427      0.97     to      2.58       26,221        0.77%       0.90%   to     1.80%     (1.02%)   to    (0.11%)
     2003      17,498      0.98     to      2.58       37,311        0.71%       0.90%   to     1.80%     (1.13%)   to    (0.22%)
     2002      29,458      1.00     to      2.59       63,742        1.41%       0.90%   to     1.80%     (0.28%)   to     0.51%
Phoenix Multi-Sector Fixed Income Series
     2006      10,923      1.06     to      6.32       38,960        5.01%       0.90%   to     1.80%      2.53%    to     5.89%
     2005      12,812      1.01     to      5.97       46,692        4.71%       0.90%   to     1.80%     (0.04%)   to     0.87%
     2004      15,399      1.27     to      5.93       58,192        6.09%       0.90%   to     1.80%      4.91%    to     5.88%
     2003      15,681      1.21     to      5.61       61,686        6.64%       0.90%   to     1.80%      4.85%    to    13.54%
     2002      16,887      1.07     to      4.94       64,044        7.04%       0.90%   to     1.80%      5.68%    to     9.01%
Phoenix Multi-Sector Short Term Bond Series
     2006       3,386      1.09     to      1.13        3,709        4.69%       0.90%   to     1.80%      3.82%    to     4.77%
     2005       3,250      1.04     to      1.07        3,411        3.87%       0.90%   to     1.80%     (0.46%)   to     0.45%
     2004       1,985      1.04     to      1.07        2,087        3.97%       0.90%   to     1.80%      3.02%    to     5.87%
     2003(6)    1,939      1.02     to      1.02        1,981        4.98%       0.90%   to     1.80%      1.81%    to     4.48%
     2002           -         -     to         -            -            -           -   to         -          -    to         -
Phoenix Strategic Allocation Series
     2006      27,110      1.22     to      7.47      164,152        2.54%       0.90%   to     1.80%     10.67%    to    11.68%
     2005      33,852      1.10     to      6.70      183,939        2.29%       0.90%   to     1.80%     (0.04%)   to     0.88%
     2004      41,573      1.10     to      6.65      223,476        2.56%       0.90%   to     1.80%      5.53%    to     6.49%
     2003      48,978      1.03     to      6.25      252,871        2.63%       0.90%   to     1.80%      0.85%    to    18.79%
     2002      56,431      0.88     to      5.26      251,882        2.77%       0.90%   to     1.80%    (12.82%)   to    (6.27%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Aberdeen International Series
     2006      22,830      1.47     to      3.56      65,471         2.17%       0.90%   to      1.80%     6.43%    to     26.23%
     2005      21,108      1.17     to      2.82      51,693         3.63%       0.90%   to      1.80%    16.44%    to     17.51%
     2004      29,492      0.99     to      2.40      62,541         2.81%       0.90%   to      1.80%    18.61%    to     19.70%
     2003      30,404      0.83     to      2.01      54,069         1.92%       0.90%   to      1.80%    23.54%    to     30.68%
     2002      33,446      0.63     to      1.54      46,449         1.01%       0.90%   to     1.375%   (15.98%)   to    (15.57%)
Phoenix-Alger Small-Cap Growth Series
     2006       2,623      2.02     to      2.10       5,411         0.01%       0.90%   to      1.80%     9.50%    to     18.26%
     2005       2,228      1.72     to      1.77       3,898             -       1.00%   to      1.80%    13.57%    to     14.49%
     2004       2,343      1.51     to      1.54       3,590             -       1.00%   to      1.80%   (10.23%)   to      1.10%
     2003       2,422      1.51     to      1.53       3,679             -       1.00%   to      1.80%    22.75%    to     61.19%
     2002(4)    1,542      1.00     to      1.00       1,547             -       1.10%   to      1.25%    (1.94%)   to      0.36%
Phoenix-Duff & Phelps Real Estate Securities Series
     2006       5,529      1.48     to      6.38      28,513         1.27%       0.90%   to      1.80%     9.94%    to     35.84%
     2005       6,201      1.10     to      4.70      23,690         1.73%       0.90%   to      1.80%    (0.52%)   to     14.06%
     2004       6,371      1.96     to      4.12      22,487         2.46%       0.90%   to      1.80%    32.27%    to     33.48%
     2003       6,545      1.47     to      3.09      18,287         3.43%       0.90%   to      1.80%    35.78%    to     37.02%
     2002       7,377      1.08     to      2.26      15,556         3.91%       0.90%   to      1.80%    (3.16%)   to     11.07%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
     2006(13)     107      1.11     to      1.11         344         1.62%       1.80%   to      1.80%     6.72%    to      6.72%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
     2006(15)      20      1.04     to      1.09         242         1.64%       1.10%   to     1.375%     0.57%    to     10.13%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
     2006(17)     208      1.03     to      1.04         426         4.08%       1.10%   to      1.60%     1.62%    to      5.93%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
     2006(12)     993      1.04     to      1.08       1,282         2.95%       1.10%   to      1.65%     2.61%    to     11.10%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
     2006      10,488      1.20     to      2.30      20,386          0.40%      0.90%   to     1.80%      8.53%    to    13.88%
     2005      12,353      1.06     to      2.02      21,290          0.11%      0.90%   to     1.80%     (0.59%)   to     6.76%
     2004      13,161      1.41     to      1.89      21,232          0.18%      0.90%   to     1.80%     18.24%    to    19.32%
     2003      12,596      1.19     to      1.59      17,252          0.19%      0.90%   to     1.80%     38.44%    to    39.71%
     2002      14,742      0.85     to      1.13      14,553          0.87%      0.90%   to     1.80%    (15.23%)   to     0.11%
Phoenix-Sanford Bernstein Small-Cap Value Series
     2006       5,152      1.23     to      2.31      11,213          0.20%      0.90%   to     1.80%      7.66%    to    15.70%
     2005       6,028      1.57     to      2.00      11,483              -      0.90%   to     1.80%      5.53%    to     6.50%
     2004       5,973      1.48     to      1.89      10,772              -      0.90%   to     1.80%     15.78%    to    21.57%
     2003       6,183      1.22     to      1.56       9,327              -      0.90%   to     1.80%     41.28%    to    42.57%
     2002       7,147      0.86     to      1.10       7,686          0.45%      0.90%   to    1.800%    (20.90%)   to    (9.36%)
Phoenix-Van Kampen Comstock Series
     2006       8,585      1.10     to      1.86      13,965          1.63%      0.90%   to     1.80%      6.91%    to    19.82%
     2005      10,385      0.92     to      1.56      14,270          1.12%      0.90%   to     1.80%      3.54%    to     4.48%
     2004      13,718      0.89     to      1.50      18,379          0.90%      0.90%   to     1.80%     10.88%    to    11.90%
     2003      13,253      0.79     to      1.34      16,194          0.94%      0.90%   to     1.80%     21.65%    to    22.76%
     2002      15,551      0.65     to      1.10      15,961          0.88%      0.90%   to     1.80%    (23.03%)   to    11.98%
Phoenix-Van Kampen Equity 500 Index Series
     2006      17,343      0.98     to      1.44      20,933          1.32%      0.90%   to     2.25%     11.65%    to    13.19%
     2005      15,857      0.87     to      1.27      16,669          1.19%      0.90%   to     2.25%      1.36%    to     2.76%
     2004      19,980      0.85     to      1.24      20,919          1.41%      0.90%   to     2.25%      6.68%    to     8.85%
     2003      22,049      0.78     to      1.15      21,846          1.13%      0.90%   to     2.25%     23.39%    to    25.09%
     2002      21,356      0.63     to      0.92      17,719          0.91%      0.90%   to     2.25%    (25.40%)   to    (0.42%)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     2006(16)      74      0.95     to      1.00          73         37.52%      0.90%   to     1.80%     (6.82%)   to    (2.41%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Real Return Portfolio - Advisor Class
     2006(22)     129      1.00     to      1.02         129          4.99%      1.00%   to     1.25%     (2.32%)   to    (1.27%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Total Return Portfolio - Advisor Class
     2006(18)     190      1.01     to      1.03         193          4.56%      1.00%   to     1.25%     (0.93%)   to     3.73%
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund
     2006         967      0.91     to      0.93         884         2.54%        1.10%  to      1.80%     6.17%    to      6.92%
     2005       1,996      0.86     to      0.87       1,712             -        1.10%  to      1.80%    (6.94%)   to     (5.51%)
     2004       2,022      0.92     to      0.93       1,862             -        1.25%  to      1.80%   (12.27%)   to    (11.78%)
     2003(7)    1,014      1.05     to      1.05       1,063             -        1.25%  to      1.80%    (7.66%)   to      3.77%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Nova Fund
     2006          35      1.63     to      1.67          57         0.90%        1.10%  to      1.80%     6.15%    to     17.97%
     2005          55      1.39     to      1.42          76         0.33%        1.10%  to      1.80%     2.10%    to      6.34%
     2004          46      1.36     to      1.37          63         0.06%        1.65%  to      1.80%    10.61%    to     12.56%
     2003(8)        3      1.21     to      1.21           3             -        1.80%  to      1.80%    10.71%    to     10.71%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Sector Rotation Fund
     2006         532      1.53     to      1.58         828             -        0.90%  to      1.80%     9.39%    to     10.39%
     2005         800      1.40     to      1.43       1,131             -        0.90%  to      1.80%     2.97%    to     13.65%
     2004         433      1.25     to      1.27         545             -        1.00%  to      1.80%     8.72%    to     11.33%
     2003(5)      645      1.15     to      1.15         743             -        1.00%  to      1.80%     0.92%    to     15.29%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Templeton Developing Markets Securities Fund - Class 1
     2006         687      1.50     to      1.50       1,027         1.21%       1.375%  to     1.375%    26.67%    to     26.67%
     2005         836      1.18     to      1.18         987         1.45%       1.375%  to     1.375%    26.01%    to     26.01%
     2004         969      0.94     to      0.94         907         1.93%       1.375%  to     1.375%    23.12%    to     23.12%
     2003         958      0.76     to      0.76         729         1.28%       1.375%  to     1.375%    51.63%    to     51.63%
     2002         967      0.50     to      0.50         485         1.57%       1.375%  to     1.375%    (1.34%)   to     (1.34%)
Templeton Developing Markets Securities Fund - Class 2
     2006       1,352      1.06     to      3.15       2,034         1.14%        0.90%  to     1.800%     8.00%    to     26.94%
     2005       1,627      1.11     to      2.49       1,955         1.29%        0.90%  to     1.375%    25.68%    to     26.28%
     2004       1,954      0.88     to      1.98       1,841         1.84%        0.90%  to     1.375%    23.00%    to     23.59%
     2003       2,300      0.71     to      1.61       1,744         1.22%        0.90%  to     1.375%    50.89%    to     51.62%
     2002       2,791      0.47     to      1.07       1,391         1.40%        0.90%  to     1.375%    (1.52%)   to     (1.05%)
Templeton Foreign Securities Fund - Class 1
     2006       7,523      3.48     to      3.48      26,194         1.40%       1.375%  to     1.375%    20.03%    to     20.03%
     2005       8,549      2.90     to      2.90      24,800         1.31%       1.375%  to     1.375%     8.96%    to      8.96%
     2004       9,841      2.66     to      2.66      26,200         1.15%       1.375%  to     1.375%    17.24%    to     17.24%
     2003      11,447      2.27     to      2.27      25,994         1.95%       1.375%  to     1.375%    30.73%    to     30.73%
     2002      14,467      1.74     to      1.74      25,130         1.76%       1.375%  to     1.375%   (19.53%)   to    (19.53%)
Templeton Foreign Securities Fund - Class 2
     2006       4,538      1.36     to      1.81       7,788         1.25%        0.90%  to      1.80%    19.27%    to     20.36%
     2005       5,477      1.14     to      1.51       7,805         1.18%        0.90%  to      1.80%     8.19%    to      9.18%
     2004       5,619      1.05     to      1.39       7,374         1.09%        0.90%  to      1.80%    16.40%    to     17.46%
     2003       6,569      0.89     to      1.18       7,460         1.75%        0.90%  to      1.80%    29.84%    to     31.02%
     2002       6,889      0.68     to      0.91       6,021         1.59%        0.90%  to      1.80%   (23.00%)   to      0.74%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
     2006       8,239      5.09     to      5.09      41,943          7.29%      1.375%  to     1.375%    19.73%    to     19.73%
     2005       9,444      4.25     to      4.25      40,153          3.93%      1.375%  to     1.375%     2.43%    to      2.43%
     2004      10,430      4.15     to      4.15      43,296          2.98%      1.375%  to     1.375%    14.34%    to     14.34%
     2003      12,143      3.63     to      3.63      44,085          2.80%      1.375%  to     1.375%    30.49%    to     30.49%
     2002      14,059      2.78     to      2.78      39,114          1.92%      1.375%  to     1.375%    (5.48%)   to     (5.48%)
Templeton Global Asset Allocation Fund - Class 2
     2006         974      1.59     to      2.06       1,964          6.60%       0.90%  to     1.375%    19.45%    to     20.03%
     2005       1,388      1.32     to      1.72       2,354          3.69%       0.90%  to     1.375%     2.13%    to      2.63%
     2004       1,703      1.29     to      1.69       2,819          2.85%       0.90%  to     1.375%    14.13%    to     14.68%
     2003       2,259      1.12     to      1.48       3,282          2.60%       0.90%  to     1.375%    30.14%    to     30.77%
     2002       2,688      0.86     to      1.13       2,995          1.77%       0.90%  to     1.375%    (5.70%)   to     (5.25%)
Templeton Global Income Securities Fund - Class 1
     2006       1,505      3.06     to      3.06       4,613          3.10%      1.375%  to     1.375%    11.59%    to     11.59%
     2005       1,794      2.75     to      2.75       4,926          6.27%      1.375%  to     1.375%    (4.24%)   to     (4.24%)
     2004       1,816      2.87     to      2.87       5,209         11.48%      1.375%  to     1.375%    13.51%    to     13.51%
     2003       2,066      2.53     to      2.53       5,221          7.82%      1.375%  to     1.375%    21.03%    to     21.03%
     2002       2,184      2.09     to      2.09       4,560          1.14%      1.375%  to     1.375%    19.77%    to     19.77%
Templeton Growth Securities Fund - Class 1
     2006      16,670      5.65     to      5.65      94,231          1.48%      1.375%  to     1.375%    20.53%    to     20.53%
     2005      18,989      4.69     to      4.69      89,055          1.23%      1.375%  to     1.375%     7.56%    to      7.56%
     2004      21,936      4.36     to      4.36      95,644          1.27%      1.375%  to     1.375%    14.65%    to     14.65%
     2003      24,992      3.80     to      3.80      95,043          1.68%      1.375%  to     1.375%    30.80%    to     30.80%
     2002      29,377      2.91     to      2.91      85,413          2.37%      1.375%  to     1.375%   (19.44%)   to    (19.44%)
Templeton Growth Securities Fund - Class 2
     2006       6,639      1.30     to      2.22      13,247          1.26%       0.90%  to      1.80%     4.03%    to     20.72%
     2005       6,452      1.27     to      1.84      11,040          1.13%       0.90%  to      1.80%     6.91%    to      7.89%
     2004       6,773      1.18     to      1.70      10,850          1.20%       0.90%  to      1.80%    10.17%    to     14.98%
     2003       6,621      1.03     to      1.48       9,362          1.54%       0.90%  to      1.80%    20.24%    to     30.95%
     2002       6,439      0.79     to      1.13       7,078          2.27%       0.90%  to     1.800%   (22.75%)   to    (15.74%)
Van Kampen UIF Equity and Income Portfolio - Class II
     2006(23)      92      1.03     to      1.03          95              -       1.25%  to      1.25%     2.99%    to      2.99%
     2005           -         -     to         -           -              -           -  to          -         -    to          -
     2004           -         -     to         -           -              -           -  to          -         -    to          -
     2003           -         -     to         -           -              -           -  to          -         -    to          -
     2002           -         -     to         -           -              -           -  to          -         -    to          -
Wanger International Select
     2006       3,234      1.62     to      2.84       8,628          0.26%       0.90%  to      1.80%    33.56%    to     34.78%
     2005       2,933      1.20     to      2.12       5,880          1.98%       0.90%  to      1.80%     9.93%    to     15.38%
     2004       2,798      1.04     to      1.84       4,901          0.31%       0.90%  to      1.80%    22.10%    to     23.22%
     2003       2,641      0.85     to      1.50       3,837          0.30%       0.90%  to      1.80%    38.70%    to     39.97%
     2002       2,556      0.61     to      1.08       2,676              -       0.90%  to     1.800%   (16.46%)   to      2.51%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Wanger International Small Cap
     2006      12,024      1.58     to      6.31       67,851        0.57%       0.90%   to     1.80%     34.70%    to     35.93%
     2005      14,620      1.17     to      4.66       61,175        1.09%       0.90%   to     1.80%      0.65%    to     20.44%
     2004      17,402      1.24     to      3.88       62,137        0.73%       0.90%   to     1.80%     27.93%    to     29.10%
     2003      20,735      0.96     to      3.02       58,545        0.33%       0.90%   to     1.80%      1.89%    to     47.53%
     2002      24,245      0.65     to      2.05       47,038            -       0.90%   to     1.80%    (21.93%)   to    (14.61%)
Wanger Select
     2006       2,979      1.34     to      2.86        7,845        0.40%       0.90%   to     1.80%      9.87%    to     18.63%
     2005       3,368      1.50     to      2.42        7,538            -       0.90%   to     1.80%      8.51%    to      9.50%
     2004       3,449      1.39     to      2.22        7,128            -       0.90%   to     1.80%     14.29%    to     18.23%
     2003       3,532      1.16     to      1.89        6,222            -       0.90%   to     1.80%      8.09%    to     40.86%
     2002       3,421      0.82     to      1.46        4,740            -       0.90%   to     1.65%     (9.71%)   to      5.10%
Wanger U.S. Smaller Companies
     2006      18,547      1.55     to      4.63       70,386        0.25%       0.90%   to     1.80%      5.94%    to      6.91%
     2005      24,888      1.46     to      4.34       88,820            -       0.90%   to     1.80%      9.26%    to     10.26%
     2004      30,949      1.34     to      3.94      103,301            -       0.90%   to     1.80%      9.63%    to     17.27%
     2003      38,326      1.16     to      3.36      112,548            -       0.90%   to     1.80%     40.65%    to     41.93%
     2002      45,751      0.82     to      2.37       96,875            -       0.90%   to     1.80%    (19.62%)   to      1.66%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certa units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 12, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception July 1, 2003 to December 31, 2003.

(8)  From inception October 23, 2003 to December 31, 2003.

(9)  From inception December 3, 2004 to December 31, 2004.

(10) From inception April 20, 2005 to December 31, 2005.

(11) From inception April 29, 2005 to December 31, 2005.

(12) From inception February 16, 2006 to December 31, 2006.

(13) From inception April 24, 2006 to December 31, 2006.

(14) From inception April 28, 2006 to December 31, 2006.

(15) From inception May 18, 2006 to December 31, 2006.

(16) From inception May 30, 2006 to December 31, 2006.

(17) From inception July 6, 2006 to December 31, 2006.

(18) From inception July 12, 2006 to December 31, 2006.

(19) From inception July 20, 2006 to December 31, 2006.

(20) From inception August 2, 2006 to December 31, 2006.

(21) From inception September 22, 2006 to December 31, 2006.

(22) From inception October 5, 2006 to December 31, 2006.

(23) From inception November 3, 2006 to December 31, 2006.

(24) From inception November 14, 2006 to December 31, 2006.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, are $1,192,162 and $1,441,367 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $12,997,477 and $374,997 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                     PART C

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

           (a)  Financial Statements.

                (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

                (2) The consolidated financial statements of Phoenix Life
                    Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include:
                    Consolidated Balance Sheet as of December 31, 2006 and 2005; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004, Consolidated Statement of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.


           (b)  Exhibits.

                (1) Resolution of Board of Directors of Phoenix Life Insurance
                    Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

                (2) Not Applicable.


                (3) Distribution of Contracts.


                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.


                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference and filed via EDGAR on Registration Statement Form N-4 (File No. 333-47862), Post-Effective Amendment No. 9 on April 25, 2005.


                (4) (a) Form of Contract (Form No. I606) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-47862), filed via EDGAR on January 12, 2001.


                    (b)  Form of Guaranteed Minimum Payment Rider (Form No.
                         IR31) is incorporated by reference and filed via EDGAR on Registration Statement Form N-4 (File No. 333-47862), Post-Effective Amendment No. 9 on April 25, 2005.


                (5) Form of Application (Form No. OL4053.1) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-47862), filed via EDGAR on January 12, 2001.


                (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Registration Statement Form N-4 (File No. 333-47862) on Post-Effective Amendment No. 9, filed via EDGAR on April 25, 2005.

                    (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004 is incorporated by reference to Registration Statement Form N-4 (File No. 333-47862) on Post-Effective Amendment No. 9, filed via EDGAR on April 25, 2005.


                (7) Not Applicable.

                (8) Participation Agreements.


                    (1)  (a) Participation Agreement dated May 1, 2000
                             between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                         (b) Amendment dated May 1, 2000 to Participation
                             Agreement between Phoenix Home Life Mutual
                             Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No.21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                         (c) Amendment to Participation Agreement as of May 3,
                             2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                         (d) Amendment No. 3 to Participation Agreement as of
                             May 1, 2006 by and among Franklin Templeton
                             Variable Insurance Products Trust, Franklin
                             Templeton Distributors, Inc., Phoenix Life
                             Insurance Company and PHL Variable Insurance
                             Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

                    (2)  (a) Participation Agreement dated April 18, 1995
                             between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                         (b) Amendment No. 1 dated December 16, 1996 to
                             Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR, on April 29, 2002.

                         (c) Amendment No. 2 to the Participation Agreement
                             dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR, on April 29, 2002.

                    (4)  (a) Fund Participation Agreement dated July 19,
                             1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                         (b) Amendment No. 1 dated April 27, 2001 to the Fund
                             Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR, on April 29, 2002.

                         (c) Amendment No. 2 dated October 29, 2001 to the Fund
                             Participation Agreement among Phoenix Life
                             Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR, on April 29, 2002.

                    (5) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (7) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (8) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

                    (9) Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

                    (10) Participation Agreement dated April 14, 2005 among
                         Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

                    (11) Participation Agreement dated May 1, 2006 among Phoenix
                         Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035), filed via EDGAR on December 19, 2006.

                    (12) Participation Agreement dated May 1, 2006 among Phoenix
                         Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035), filed via EDGAR on December 19, 2006.

                    (13) Participation Agreement dated May 1, 2006 among Phoenix
                         Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035), filed via EDGAR on December 19, 2006.

                    (14) Participation Agreement dated May 1, 2006 among The
                         Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035), filed via EDGAR on December 19, 2006.

                    (15) Amended and Restated Participation Agreement dated
                         January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

                (9) Written Opinion and Consent of Michele Drummey, Esq., is
                    filed herewith.

               (10) (a) Written Consent of PricewaterhouseCoopers LLP., is filed herewith.

                    (b) Powers of Attorney are incorporated by reference to Registrant's Form N-6 (File No. 033-23251) on Post-Effective No. 31, filed via EDGAR on April 25, 2007.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) Not Applicable.


ITEM 25.   DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

           ---------------------------------------------------------------------------------------------------------------------
            Name and Principal Business Address                    Positions and Offices with Depositor
           ---------------------------------------------------------------------------------------------------------------------
            Sal H. Alfiero                                         Director
            Protective Industries, LLC
            Buffalo, NY
           ---------------------------------------------------------------------------------------------------------------------

            Martin N. Bailey                                       Director
            Peterson Institute of International Economics
            Washington, D.C.

           ---------------------------------------------------------------------------------------------------------------------
            Jean S. Blackwell                                      Director
            Cummins Inc.
            Columbus, IN  47202-3005
           ---------------------------------------------------------------------------------------------------------------------
            Peter C. Browning*                                     Director
           ---------------------------------------------------------------------------------------------------------------------
            Arthur P. Byrne                                        Director
            J.W. Childs Associates
            Boston, MA
           ---------------------------------------------------------------------------------------------------------------------
            Sanford Cloud, Jr.*                                    Director
           ---------------------------------------------------------------------------------------------------------------------

           ---------------------------------------------------------------------------------------------------------------------
            Name and Principal Business Address                    Positions and Offices with Depositor
           ---------------------------------------------------------------------------------------------------------------------
            Gordon J. Davis, Esq.                                  Director
            LeBoeuf, Lamb, Greene & MacRae, LLP
            New York, NY
           ---------------------------------------------------------------------------------------------------------------------

            John H. Forsgren*                                      Director

           ---------------------------------------------------------------------------------------------------------------------
            Ann Maynard Gray*                                      Director
           ---------------------------------------------------------------------------------------------------------------------

            John E. Haire*                                         Director

           ---------------------------------------------------------------------------------------------------------------------
            Jerry J. Jasinowski                                    Director
            Manufacturing Institutes
            Washington, D.C.
           ---------------------------------------------------------------------------------------------------------------------
            Thomas S. Johnson                                      Director
            New York, NY
           ---------------------------------------------------------------------------------------------------------------------
            Dona D. Young*                                         Director, Chairperson of the Board, President and
                                                                   Chief Executive Officer
           ---------------------------------------------------------------------------------------------------------------------
            Michael E. Haylon*                                     Executive Vice President and Chief Financial Officer
           ---------------------------------------------------------------------------------------------------------------------
            Philip K. Polkinghorn*                                 Executive Vice President, Life and Annuity
           ---------------------------------------------------------------------------------------------------------------------

           Tracy L. Rich*                                         Executive Vice President, General Counsel and

                                                                   Secretary
           ---------------------------------------------------------------------------------------------------------------------
            Daniel J. Moskey*                                      Vice President and Treasurer
           ---------------------------------------------------------------------------------------------------------------------
            Katherine P. Cody*                                     Senior Vice President and Chief Accounting Officer
           ---------------------------------------------------------------------------------------------------------------------
            James D. Wehr**                                        Executive Vice President and Chief Investment Officer
           ---------------------------------------------------------------------------------------------------------------------

           *  The principal business address of this individual is One American Row, Hartford, CT 06103-2899.
           ** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.   NUMBER OF CONTRACT OWNERS.

     On February 28, 2007, there were 20 qualified and 66 nonqualified contract owners.


ITEM 28.   INDEMNIFICATION.
     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS.
1.    Phoenix Equity Planning Corporation ("PEPCO")

      (a)PEPCO serves as the principal underwriter for the following entities:


         Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


      (b)Directors and Executive Officers of PEPCO.

         NAME                                       POSITION

         George R. Aylward, Jr.**                   Director, Executive Vice President
         John H. Beers*                             Vice President and Secretary
         John R. Flores*                            Vice President and Anti-Money Laundering Officer
         Michael E. Haylon*                         Director
         Stephen D. Gresham**                       Director, Senior Vice President
         David C. Martin*                           Vice President and Chief Compliance Officer
         Glenn H. Pease**                           Vice President, Finance and Treasurer
         David R. Pellerin*                         Vice President and Chief Financial Officer
         Philip K. Polkinghorn*                     Executive Vice President
         Francis G. Waltman**                       Director,  President


         * The business address of this individual is One American Row, Hartford, CT 06103-2899.
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

      (c)PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.
     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 31.    MANAGEMENT SERVICES.

    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


            YEAR             FEE PAID
            ----             --------

            2006             $101,000
            2005             $ 86,000
            2004             $ 98,275

ITEM 32.   UNDERTAKINGS.

        (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

        (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request;

        (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 11 to Registration Statement No. 333-47862 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and State of Connecticut on this 26th day of April, 2007.


                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                     PHOENIX LIFE INSURANCE COMPANY



                By:
                     -----------------------------------------------------------
                     *Dona D. Young, Chairperson of the Board, President and
                      Chief Executive Officer





                By:  /s/John H. Beers

                     -----------------------------------------------------------

                     *John H. Beers
            *As Attorney-in-Fact pursuant to power of attorney.


As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 11 to Registration Statement No. 333-47862 on April 26, 2007.




                            SIGNATURE                                                TITLE
                            ---------                                                -----


                                                                     Chairperson of the Board, President and Chief Executive Officer

----------------------------------------------------------------

*Dona D. Young
                                                                     Executive Vice President and Chief Financial Officer

----------------------------------------------------------------

*Michael E. Haylon
                                                                     Senior Vice President and Chief Accounting Officer

----------------------------------------------------------------

*Katherine P. Cody

                                                                     Director
----------------------------------------------------------------
*Sal H. Alfiero

                                                                     Director

----------------------------------------------------------------

*Martin N. Bailey

                                                                     Director
----------------------------------------------------------------
*Jean S. Blackwell
                                                                     Director
----------------------------------------------------------------
*Peter C. Browning
                                                                     Director
----------------------------------------------------------------
*Arthur P. Byrne
                                                                     Director
----------------------------------------------------------------
*Sanford Cloud, Jr.
                                                                     Director
----------------------------------------------------------------
*Gordon J. Davis

                            SIGNATURE                                                TITLE
                            ---------                                                -----


                                                                     Director
----------------------------------------------------------------
*John H. Forsgren

                                                                     Director
----------------------------------------------------------------
*Ann Maynard Gray
                                                                     Director
----------------------------------------------------------------
*John E. Haire
                                                                     Director
----------------------------------------------------------------
*Jerry J. Jasinowski
                                                                     Director
----------------------------------------------------------------
*Thomas S. Johnson



/s/ John H. Beers                                                    Attorney-in-Fact pursuant to power of attorney

----------------------------------------------------------------
*John H. Beers

                                      S-2